DIRECTOR PREFERRED PLUS
SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
           1-800-862-7155 (REGISTERED REPRESENTATIVES)        [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Series I or Series IR of Director Preferred Plus variable annuity. Please read it carefully.

We call this annuity Director Preferred Plus because each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The expenses for this annuity may be higher than the expenses for an annuity without the Payment Enhancements. The Payment Enhancements may, over time, be more than offset by the higher expenses.

Director Preferred Plus variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.
--------------------------------------------------------------------------------

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- FIRST AMERICAN INTERNATIONAL PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of International Portfolio of First American Insurance
  Portfolios, Inc.

- FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Large Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN MID CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Mid Cap Growth Portfolio of First American Insurance Portfolios, Inc.

- FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Small Cap Growth Portfolio of First American Insurance
  Portfolios, Inc.

- FIRST AMERICAN TECHNOLOGY PORTFOLIO SUB-ACCOUNT which purchases Class IA shares of Technology Portfolio of First American Insurance Portfolios, Inc

- HARTFORD ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Advisers HLS Fund, Inc.

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Bond HLS Fund, Inc.

- HARTFORD CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Capital Appreciation HLS Fund, Inc.

- HARTFORD DIVIDEND AND GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Dividend and Growth HLS Fund, Inc.

- HARTFORD FOCUS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Focus HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL ADVISERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Advisers HLS Fund, Inc.

- HARTFORD GLOBAL COMMUNICATIONS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Communications HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Financial Services HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL HEALTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Health HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Global Leaders HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH AND INCOME HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth and Income HLS Fund of Hartford Series Fund, Inc.

- HARTFORD GROWTH OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Growth Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Growth Stock Series of Fortis Series Fund, Inc.)

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Index HLS Fund, Inc.

- HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Capital Appreciation HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford International Small Company HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MIDCAP HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap HLS Fund, Inc. (Closed to new and subsequent Premium Payments and transfers of Contract Value).

- HARTFORD MIDCAP VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford MidCap Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Mortgage Securities HLS Fund, Inc.

- HARTFORD SMALLCAP GROWTH HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford SmallCap Growth HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Aggressive Growth Series of Fortis Series Fund, Inc.)

- HARTFORD SMALL COMPANY HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Small Company HLS Fund, Inc.

- HARTFORD STOCK HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Stock HLS Fund, Inc.

- HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND SUB-ACCOUNT which purchases
  Class IB shares of Hartford U. S. Government Securities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly U.S. Government Securities Series of Fortis Series Fund, Inc.)

- HARTFORD VALUE HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value HLS Fund of Hartford Series Fund, Inc.

- HARTFORD VALUE OPPORTUNITIES HLS FUND SUB-ACCOUNT which purchases Class IB shares of Hartford Value Opportunities HLS Fund of Hartford HLS Series Fund II, Inc. (formerly Value Series of Fortis Series Fund, Inc.)

You may also allocate some or all of your Premium Payment to the "Fixed Accumulation Feature", which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).

This Contract IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

This Contract may not be available for sale in all states.
--------------------------------------------------------------------------------
THE DATE OF THIS PROSPECTUS IS AUGUST 5, 2002.
THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION IS AUGUST 5, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       10
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     12
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    12
----------------------------------------------------------------------
  The Separate Account                                           12
----------------------------------------------------------------------
  The Funds                                                      12
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  15
----------------------------------------------------------------------
THE FIXED ACCUMULATION FEATURE                                   16
----------------------------------------------------------------------
THE CONTRACT                                                     17
----------------------------------------------------------------------
  Purchases and Contract Value                                   17
----------------------------------------------------------------------
  Charges and Fees                                               20
----------------------------------------------------------------------
  Principal First                                                22
----------------------------------------------------------------------
  Death Benefit                                                  23
----------------------------------------------------------------------
  Surrenders                                                     27
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  29
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         31
----------------------------------------------------------------------
OTHER INFORMATION                                                32
----------------------------------------------------------------------
  Legal Matters                                                  33
----------------------------------------------------------------------
  More Information                                               33
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       33
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         38
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          39
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               42
----------------------------------------------------------------------
APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES                      45
----------------------------------------------------------------------
APPENDIX IV -- ACCUMULATION UNIT VALUES                          46
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity Payouts.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each year under Principal First. It is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature is called the Fixed Account.

GENERAL ACCOUNT: The General Account includes our company assets and any money you have invested in the Fixed Accumulation Feature.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT ENHANCEMENT: An amount that Hartford credits your Contract Value at the time a premium payment is made. The amount of a Payment Enhancement is based on the cumulative premium payments you make to your Contract.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, we make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. This benefit is called the Guaranteed Income Benefit in your Contract.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of
  Premium Payments)                                             None
---------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of Premium
  Payments) (1)
    First Year (2)                                                 8%
---------------------------------------------------------------------
    Second Year                                                    8%
---------------------------------------------------------------------
    Third Year                                                     8%
---------------------------------------------------------------------
    Fourth Year                                                    8%
---------------------------------------------------------------------
    Fifth Year                                                     7%
---------------------------------------------------------------------
    Sixth Year                                                     6%
---------------------------------------------------------------------
    Seventh Year                                                   5%
---------------------------------------------------------------------
    Eighth Year                                                    0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                           1.45%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses                      1.45%
---------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Principal First Charge                                      0.35%
---------------------------------------------------------------------
    Optional Death Benefit Charge                               0.15%
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                    2.15%
---------------------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Example reflect the Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses with all Optional Charges, and expenses of the underlying Funds. We will deduct any Premium Taxes that apply. The Example assumes that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Example. If you do not select all of the optional benefits, your expenses would be lower than those shown in the Example.

The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                               12B-1
                                                                            DISTRIBUTION               TOTAL FUND
                                                              MANAGEMENT       AND/OR        OTHER     OPERATING
                                                                 FEES      SERVICING FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------------------
First American International Portfolio (1)                      0.00%           N/A          1.35%       1.35%
-----------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio (1)                   0.00%           N/A          0.90%       0.90%
-----------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio (1)                     0.00%           N/A          0.95%       0.95%
-----------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio (1)                   0.00%           N/A          0.98%       0.98%
-----------------------------------------------------------------------------------------------------------------
First American Technology Portfolio (1)                         0.00%           N/A          0.98%       0.98%
-----------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                      0.63%          0.25%         0.03%       0.91%
-----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                          0.48%          0.25%         0.03%       0.76%
-----------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                          0.63%          0.25%         0.05%       0.93%
-----------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                           0.65%          0.25%         0.03%       0.93%
-----------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (2)                                     0.85%          0.25%         0.10%       1.20%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                               0.76%          0.25%         0.10%       1.11%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                         0.85%          0.25%         0.07%       1.17%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                     0.85%          0.25%         0.08%       1.18%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                 0.85%          0.25%         0.04%       1.14%
-----------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                0.74%          0.25%         0.07%       1.06%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund (2)                                    0.83%          0.25%         0.08%       1.16%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                             0.75%          0.25%         0.04%       1.04%
-----------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                          0.61%          0.25%         0.04%       0.90%
-----------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                    0.77%          0.25%         0.04%       1.06%
-----------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                         0.40%          0.25%         0.03%       0.68%
-----------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (2)        0.85%          0.25%         0.15%       1.25%
-----------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (2)               0.85%          0.25%         0.15%       1.25%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                        0.67%          0.25%         0.03%       0.95%
-----------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (2)                              0.83%          0.25%         0.07%       1.15%
-----------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                  0.45%          0.25%         0.03%       0.73%
-----------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                           0.45%          0.25%         0.03%       0.73%
-----------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                               0.63%          0.25%         0.05%       0.93%
-----------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                 0.72%          0.25%         0.04%       1.01%
-----------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                         0.46%          0.25%         0.03%       0.74%
-----------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                    0.47%          0.25%         0.04%       0.76%
-----------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (2)                                     0.83%          0.25%         0.07%       1.15%
-----------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                           0.68%          0.25%         0.05%       0.98%
-----------------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(1) The Adviser has contractually agreed to waive fees or otherwise reimburse expenses until December 31, 2002. Total Fund Operating Expenses absent such reimbursements and fee waivers are shown below. The First American Small Cap Growth Portfolio and the First American Mid Cap Growth Portfolio are new and have not completed a full fiscal year, therefore the Total Fund Operating Expenses shown below for these Portfolios are based on annualized estimates for the current fiscal year.

                                                                            12B-1
                                                                         DISTRIBUTION               TOTAL FUND
                                                           MANAGEMENT       AND/OR        OTHER     OPERATING
                                                              FEES      SERVICING FEES   EXPENSES    EXPENSES
--------------------------------------------------------------------------------------------------------------
First American International Portfolio                       1.10%           N/A          2.13%       3.23%
--------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio                    0.65%           N/A          2.94%       3.59%
--------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio                      0.70%           N/A          6.55%       7.25%
--------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio                    0.70%           N/A          6.59%       7.29%
--------------------------------------------------------------------------------------------------------------
First American Technology Portfolio                          0.70%           N/A          3.90%       4.60%
--------------------------------------------------------------------------------------------------------------

(2) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund, are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

EXAMPLE

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                                        If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
First American International Portfolio    $114       $193       $264       $401       $67        $114       $193       $400
-----------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth
  Portfolio                               $109       $180       $241       $358       $62        $100       $170       $357
-----------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth
  Portfolio                               $110       $181       $244       $363       $63        $102       $173       $362
-----------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth
  Portfolio                               $110       $182       $245       $366       $63        $102       $174       $365
-----------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio       $110       $182       $245       $366       $63        $102       $174       $365
-----------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                $109       $180       $242       $359       $62        $100       $171       $358
-----------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                    $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund    $109       $181       $243       $361       $63        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund     $109       $181       $243       $361       $63        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                   $112       $189       $256       $387       $65        $109       $185       $386
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund         $111       $186       $252       $378       $64        $106       $181       $377
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS
  Fund                                    $112       $188       $255       $384       $65        $108       $184       $383
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS
  Fund                                    $112       $188       $255       $385       $65        $109       $184       $384
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund           $112       $187       $253       $381       $65        $107       $182       $380
-----------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund          $111       $185       $249       $373       $64        $105       $178       $373
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                  $112       $188        N/A        N/A       $65        $108        N/A        N/A
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund       $111       $184       $248       $372       $64        $104       $177       $371
-----------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund    $109       $180       $241       $358       $62        $100       $170       $357
-----------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund              $111       $185       $249       $373       $64        $105       $178       $373
-----------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                   $107       $174       $230       $336       $60        $ 93       $159       $335
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Capital
  Appreciation HLS Fund                   $113       $190       $259       $392       $66        $111       $188       $391
-----------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company
  HLS Fund                                $113       $190       $259       $392       $66        $111       $188       $391
-----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                  $110       $181       $244       $363       $63        $102       $173       $362
-----------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund            $112       $187       $254       $382       $65        $108       $183       $381
-----------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund            $107       $175       $232       $341       $60        $ 95       $161       $340
-----------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund     $107       $175       $232       $341       $60        $ 95       $161       $340
-----------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund         $109       $181       $243       $361       $63        $101       $172       $360
-----------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund           $110       $183       $247       $369       $63        $103       $176       $368
-----------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                   $107       $175       $233       $342       $61        $ 95       $162       $341
-----------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                $108       $176       $234       $344       $61        $ 96       $163       $343
-----------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                   $112       $187       $254       $382       $65        $108       $183       $381
-----------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund     $110       $182       $245       $366       $63        $102       $174       $365
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract :
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
First American International Portfolio    $38        $115       $194       $401
--------------------------------------
First American Large Cap Growth
  Portfolio                               $33        $101       $171       $358
--------------------------------------
First American Mid Cap Growth
  Portfolio                               $34        $102       $174       $363
--------------------------------------
First American Small Cap Growth
  Portfolio                               $34        $103       $175       $366
--------------------------------------
First American Technology Portfolio       $34        $103       $175       $366
--------------------------------------
Hartford Advisers HLS Fund                $33        $101       $172       $359
--------------------------------------
Hartford Bond HLS Fund                    $32        $ 96       $164       $344
--------------------------------------
Hartford Capital Appreciation HLS Fund    $33        $102       $173       $361
--------------------------------------
Hartford Dividend and Growth HLS Fund     $33        $102       $173       $361
--------------------------------------
Hartford Focus HLS Fund                   $36        $110       $186       $387
--------------------------------------
Hartford Global Advisers HLS Fund         $35        $107       $182       $378
--------------------------------------
Hartford Global Communications HLS
  Fund                                    $36        $109       $185       $384
--------------------------------------
Hartford Global Financial Services HLS
  Fund                                    $36        $109       $185       $385
--------------------------------------
Hartford Global Health HLS Fund           $36        $108       $183       $381
--------------------------------------
Hartford Global Leaders HLS Fund          $35        $106       $179       $373
--------------------------------------
Hartford Growth HLS Fund                  $36        $109        N/A        N/A
--------------------------------------
Hartford Growth and Income HLS Fund       $34        $105       $178       $372
--------------------------------------
Hartford Growth Opportunities HLS Fund    $33        $101       $171       $358
--------------------------------------
Hartford High Yield HLS Fund              $35        $106       $179       $373
--------------------------------------
Hartford Index HLS Fund                   $31        $ 94       $160       $336
--------------------------------------
Hartford International Capital
  Appreciation HLS Fund                   $37        $112       $189       $392
--------------------------------------
Hartford International Small Company
  HLS Fund                                $37        $112       $189       $392
--------------------------------------
Hartford MidCap HLS Fund                  $34        $102       $174       $363
--------------------------------------
Hartford MidCap Value HLS Fund            $36        $109       $184       $382
--------------------------------------
Hartford Money Market HLS Fund            $31        $ 95       $162       $341
--------------------------------------
Hartford Mortgage Securities HLS Fund     $31        $ 95       $162       $341
--------------------------------------
Hartford SmallCap Growth HLS Fund         $33        $102       $173       $361
--------------------------------------
Hartford Small Company HLS Fund           $34        $104       $177       $369
--------------------------------------
Hartford Stock HLS Fund                   $31        $ 96       $163       $342
--------------------------------------
Hartford U.S. Government Securities
  HLS Fund                                $32        $ 96       $164       $344
--------------------------------------
Hartford Value HLS Fund                   $36        $109       $184       $382
--------------------------------------
Hartford Value Opportunities HLS Fund     $34        $103       $175       $366
------------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.
 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment, Hartford will credit your Contract Value with a Payment Enhancement. The amount of the Payment Enhancement is based on your cumulative Premium Payments.

Hartford has developed a variety of variable annuities to help you meet your goals. We issue variable annuities that do not have Payment Enhancements, but that do have lower Mortality and Expense Risk Charges and shorter Contingent Deferred Sales Charge periods than this Contract. When you talk to your financial adviser, you should make sure that an annuity with a Payment Enhancement is a suitable investment for you.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

x  The Annual Withdrawal Amount

x  Premium Payments that have been in your Contract for more than seven years

x  Payment Enhancements or earnings

x  Distributions made due to death

x  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. It is subtracted daily and is equal to an annual charge of 1.45% of your Contract Value invested in the Funds.

- ANNUAL FUND OPERATING EXPENSES -- These charges are for the Funds. Please see the Annual Fund Operating Expenses table for more complete information and the Funds' prospectus accompanying this prospectus.

- PRINCIPAL FIRST CHARGE -- If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WHAT IS PRINCIPAL FIRST?

Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, Hartford will make certain payments during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. Once you elect this benefit, you cannot cancel it.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or,

- Your Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit;

- Your Interest Accumulation Value from the date the Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make Annuity Payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take Annuity Payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING        BASIS OF RATING
---------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.             9/26/01          A+      Financial strength
---------------------------------------------------------------------------
 Standard & Poor's         9/20/01         AA       Financial security
                                                    characteristics
---------------------------------------------------------------------------
 Fitch                     9/21/01         AA+      Claims paying ability
---------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for the benefit of you and other Contract Owners, and the persons entitled to the payments described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account which holds assets of other variable annuity contracts or variable life insurance policies offered by the Separate Account which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

U.S. Bancorp Piper Jaffray Asset Management serves as the investment adviser to First American Insurance Portfolios, Inc. U.S. Bancorp Piper Jaffray Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As investment adviser, U.S. Bancorp Piper Jaffray Asset Management manages the portfolios' business and investment activities, subject to the authority of the board of directors. Clay Finlay Inc. acts as sub-adviser to First American International Portfolio.

Hartford HLS Funds are sponsored and administered by Hartford. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
("HIMCO") serve as sub-investment advisors and provide day to day investment services.

Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Index HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, and Hartford Stock HLS Fund are each a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Growth HLS Fund, Hartford Growth and Income HLS Fund, Hartford High Yield HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company.

Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund are series of Hartford HLS Series Fund II, Inc., which was formerly known as Fortis Series Fund, Inc. Prior to May 1, 2002, these Funds were named, respectively, Growth Stock Series, Aggressive Growth Series, U.S. Government Securities Series, and Value Series.

The shares of each Hartford HLS Fund have been divided into Class IA and Class IB. Only Class IB shares are available in this Contract.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

FIRST AMERICAN INTERNATIONAL PORTFOLIO -- Seeks long-term growth of capital by investing primarily in equity securities that trade in markets other than the United States. These securities generally are issued by companies that are domiciled in countries other than the United States, or that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States. Sub-Advised by Clay Finlay Inc.

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in companies that have market capitalizations of at least $5 billion at the time of purchase and exhibit the potential for superior growth based on factors such as above average growth in revenue and earnings, strong competitive position, strong management, and sound financial condition.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO -- Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell MidCap Index.

FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO -- Seeks growth of capital by investing primarily in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index.

FIRST AMERICAN TECHNOLOGY PORTFOLIO -- Seeks long-term growth of capital by investing primarily in companies which have, or may develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements.

HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total return. Sub-advised by Wellington Management.

HARTFORD BOND HLS FUND -- Seeks a high level of current income, consistent with a competitive total return, as compared to bond funds with similar investment objectives and policies, by investing primarily in debt securities. Sub-advised by HIMCO.

HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD FOCUS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL ADVISERS HLS FUND -- Seeks maximum long-term total rate of return. Sub-advised by Wellington Management.

HARTFORD GLOBAL COMMUNICATIONS HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing at least 80% of its total assets in equity securities of health care companies worldwide. Sub-advised by Wellington Management.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in stocks issued by companies worldwide. Sub-advised by Wellington Management.

HARTFORD GROWTH HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.

HARTFORD GROWTH OPPORTUNITIES HLS FUND (formerly Growth Stock Series) -- Seeks short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as high yield-high risk securities or junk bonds. For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled Hartford High Yield HLS Fund. Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND -- Seeks capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP HLS FUND (Closed to new and subsequent Premium Payments and transfers of Contract Value) -- Seeks long-term capital growth by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD MIDCAP VALUE HLS FUND -- Seeks long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

HARTFORD SMALLCAP GROWTH HLS FUND (formerly Aggressive Growth Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in stocks selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.

HARTFORD STOCK HLS FUND -- Seeks long-term growth of capital, with income as a secondary consideration, by investing primarily in stocks. Sub-advised by Wellington Management.

HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND (formerly U.S. Government Securities Series) -- Seeks to maximize total return while providing shareholders with a level of current income consistent with prudent investment risk. Sub-advised by HIMCO.

HARTFORD VALUE HLS FUND -- Seeks long-term total return. Sub-advised by Wellington Management.

HARTFORD VALUE OPPORTUNITIES HLS FUND (formerly Value Series) -- Seeks to maximize short and long-term capital appreciation. Sub-advised by Wellington Management.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

* "Standard & Poor's," "S&P-Registered Trademark-," "S&P
  500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Hartford Index HLS Fund.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

The Separate Account may also advertise non-standard total returns that pre-date the inception date of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: the net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized; i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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THE FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments, Payment Enhancements and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion. If you purchased your Contract after May 1, 2002, we may restrict your ability to allocate amounts to the Fixed Accumulation Feature during any time period that our credited rate of interest is equal to the minimum guaranteed interest rate.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Currently, the 6-Month and 12-month Transfer Programs are credited the same interest rate as the Fixed Accumulation Feature. At some time in the future, Hartford may offer interest rates specific to the Transfer Programs.

Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected with the final transfer of the entire amount remaining in the Program.

Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Funds.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

Hartford reserves the right to limit the total number of DCA Programs to 5 Programs open at any one time.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, you will receive the Fixed Accumulation Feature's current effective interest rate. If your Program payment is less than the minimum amount, we will apply it to your Contract as a subsequent Premium Payment.

You may elect to terminate the pre-authorized transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the selected Sub-Accounts.

We reserve the right to discontinue, modify or amend the Program or any other interest rate program we establish. Any change to the Program will not affect Contract Owners currently enrolled in the Program.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase-Registered Trademark-Program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more. In Maryland, Massachusetts, Oregon and Alabama, Premium Payments may only be made during the first Contract Year.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

WHAT ARE PAYMENT ENHANCEMENTS?

Each time you make a Premium Payment to your Contract, Hartford will credit your Contract Value with a Payment Enhancement. The Payment Enhancement is based on your cumulative Premium Payments and is equal to:

x  3% of the Premium Payment if your cumulative
  Premium Payments are less than $50,000

x  4% of the Premium Payment if your cumulative
  Premium Payments are $50,000 or more

If you make a subsequent Premium Payment that increases your cumulative Premium Payments to $50,000 or more, Hartford will credit an additional Payment Enhancement to your Contract Value equal to 1% of your prior Premium Payments.

The Payment Enhancements will be allocated to the same Accounts and in the same proportion as your Premium Payment.

DO I ALWAYS GET TO KEEP MY PAYMENT ENHANCEMENTS?

You won't always get to keep the Payment Enhancements credited to your Contract Value. Hartford will take back or "recapture" some or all of the Payment Enhancements under certain circumstances:

- Hartford will take back the Payment Enhancements we credit to your Contract Value if you cancel your Contract during the "Right to Examine" period described in your Contract.

- Hartford will deduct any Payment Enhancements credited to your Contract Value in the 24 months prior to the Annuity
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
  Calculation Date when we determine the amount available for Annuity Payouts.

- Hartford will also exclude any Payment Enhancements credited to your Contract Value in the 12 months prior to the date we calculate the Death Benefit when determining the Death Benefit payable.

- Hartford will deduct all Payment Enhancements credited during a period of eligible confinement to a hospital, nursing home or other qualified long-term care facility under the Waiver of Sales Charge Rider if you request a full or partial Surrender.

DO PAYMENT ENHANCEMENTS ALWAYS BENEFIT ME?

Not all of the time. Hartford issues a variety of variable annuities designed to meet different retirement planning goals. Some of our variable annuities have no Payment Enhancement, some have lower mortality and expense risk charges and still others have no Contingent Deferred Sales Charge. You and your financial adviser should decide if you may be better off in certain circumstances with one of our other variable annuities. You and your financial adviser should consider some of the following factors when determining which annuity is appropriate for you:

- The length of time that you plan to continue to own your Contract.

- The frequency, amount and timing of any partial Surrenders.

- The amount of your Premium Payments.

- When you plan to annuitize your Contract.

- Whether you might experience an event that results in the loss of some or all of the Payment Enhancements.

We recapture the Payment Enhancements credited in the 24 months prior to the Annuity Calculation Date, in the 12 months prior to the date we receive notice of death, and under certain circumstances, if you are confined to a nursing home. It might not be beneficial to purchase this Contract if you know that you will experience an event that will require Hartford to take back these Payment Enhancements. In addition, although this Contract's fees and charges are lower than many annuities that add a "bonus" or Payment Enhancement, the expenses are higher than some variable annuities without a Payment Enhancement. Over the life of the Contract, the Payment Enhancements you receive may be more than offset by the higher expenses.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age. Hartford will take back the Payment Enhancements credited to your Contract Value if you elect to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY CALCULATION DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments and Payment Enhancements are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the sum of your Premium Payments and Payment Enhancements, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge and any other applicable charges, adjusted for the number of days in the period.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- This Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in international arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in Fund pricing should not purchase this Contract. These abusive or disruptive transfers can have an adverse impact on management of a Fund, increase Fund expenses and affect Fund performance.

Effective August 1, 2001, Hartford introduced a new policy for transfers between Sub-Accounts, which is designed to protect Contract Owners from abusive or disruptive trading activity:

- You may submit 20 Sub-Account transfers each Contract Year for each Contract by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile.

- Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

We will apply the new policy to your Contract during the period starting August 1, 2001 through your next Contract Anniversary, and then during each Contract Year thereafter.

In addition, if your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford which includes additional restrictions before you may submit any Sub-Account transfers.

ABUSIVE TRANSFERS -- Regardless of the number of transfers you have made, we will monitor Sub-Account transfers and we may terminate your transfer privileges until your next Contract Anniversary if we determine that you are engaging in a pattern of transfers that is disadvantageous or potentially harmful to other Contract Owners. We will consider the following factors:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer, or after any time we determine that you are engaging in a pattern of abusive transfers, we will send you a letter to notify you that your transfer privileges have been restricted or terminated under our policy until your next Contract Anniversary.

None of these restrictions are applicable to Sub-Account transfers made under a Dollar Cost Averaging Program or other systematic transfer program.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 30% of your total amount in the Fixed Accumulation Feature, or

- An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at (800) 862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us at (800) 862-6668 before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   8%
-----------------------------------------
         5                   7%
-----------------------------------------
         6                   6%
-----------------------------------------
         7                   5%
-----------------------------------------
     8 or more               0%
-----------------------------------------

________________________________________________________________________________

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the Contract Year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 7% on that amount or $700.00.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 8% of the $2,000 or $160.00.

- The total Contingent Deferred Sales Charge is $860.00.

If you have any questions about these charges, please contact your financial adviser or Hartford.
________________________________________________________________________________

If you purchase your Contract in Oregon the percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM  CONTINGENT DEFERRED
  PREMIUM PAYMENT        SALES CHARGE
-----------------------------------------
         1                   8%
-----------------------------------------
         2                   8%
-----------------------------------------
         3                   8%
-----------------------------------------
         4                   7%
-----------------------------------------
         5                   6%
-----------------------------------------
         6                   5%
-----------------------------------------
         7                   4%
-----------------------------------------
     8 or more               0%
-----------------------------------------

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THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven Contract Years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for Contracts issued to a Charitable Remainder Trust.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 180 consecutive calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or
  (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued,
  (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Registered Representative or us to determine if it is available for you. ONCE YOU ELECT THIS WAIVER, HARTFORD WILL NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENTS. IN ADDITION, IF YOU REQUEST A FULL OR PARTIAL SURRENDER DURING CONFINEMENT, WE WILL DEDUCT FROM YOUR CONTRACT VALUE ANY PAYMENT ENHANCEMENTS CREDITED DURING THE TIME YOU WERE CONFINED.

- For Required Minimum Distributions. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- Upon death of the Annuitant or Contract Owner. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies, unless the Contract Owner is not a natural person (e.g. a trust).

- Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract, we begin to make Annuity Payouts. We will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- Upon cancellation during the Right to Cancel Period.

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings and then from Payment Enhancements. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the Seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years, then from the Payment Enhancements credited for more than seven years, then from Premium Payment Enhancements invested for less than seven years and then from the Payments credited for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.45% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and
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22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
expense risk charge enables us to keep our commitments and to pay you as planned.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we reserve the right to limit the number of waivers to a total of six Contracts. We also reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectus accompanying this prospectus.

PRINCIPAL FIRST CHARGE

If you elect Principal First we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.35% of the amount invested in the Funds. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

PAYMENT ENHANCEMENTS

No specific charges are assessed to cover the expenses of the Payment Enhancement. Rather, the combination of charges and fees within the Contract, including the Mortality and Expense Risk Charge and the Contingent Deferred Sales Charge, are set at a level sufficient to cover the cost of offering the enhancements. As with all of its investment products, Hartford expects to make a profit on the sale of these Contracts, however, there are no additional profits inherent with the structure of this Contract when compared with any other product we offer.

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, ANY APPLICABLE ADMINISTRATIVE CHARGES, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

PRINCIPAL FIRST

Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

If you elect Principal First when you purchase your Contract, your initial Premium Payment, not including Payment Enhancements, is used as the basis for determining the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is used to determine the Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as we make payments.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and your Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment.

Any time after the 5th year Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You would not want to elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up", we may be charging more for Principal First. Upon "step up" we will charge you the current Principal First charge. Before you decide to "step up", you should request a current prospectus which will describe the current charge for this Benefit.

If you, the joint owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

You can Surrender your Contract any time, even if you have Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

At this time, you must elect Principal First when you purchase your Contract. However, in the future we expect to offer you the opportunity to Principal First to your Contract after your first Contract Anniversary. For more information, please call your registered representative or Hartford. Principal First may not be available through all broker-dealer firms. For Qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

For examples on how Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Accumulation Feature for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

- The Contract Value of your Contract minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit; or

- The Maximum Anniversary Value, which is described below, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments, Payment Enhancements and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments and Payment Enhancements made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

- Minus any Payment Enhancements credited on or before we add the Optional Death Benefit;

- Plus any Premium Payments made after the Optional Death Benefit is added, but not including any Payment Enhancements credited;

- Minus any partial Surrenders after the Optional Death Benefit is added;

- Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments and Payment Enhancements or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract any Payment Enhancements and proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

- The Maximum Anniversary Value, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments made and
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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any Payment Enhancements credited, and add any adjustments for partial
Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any Payment Enhancements and any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.
________________________________________________________________________________

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death, minus any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit, plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit,

- You took no partial Surrenders,

- The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($400,000),

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- minus any Premium Payments ($0)
- minus any Payment Enhancements credited on or before the date the Earnings Protection Benefit was added to your Contract ($4,000).

The Contract gain is $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.
________________________________________________________________________________

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.
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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under the sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

- The aggregate Premium Payments minus any Surrenders;

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a checkbook. The Beneficiary can write one check for total payment of the Death Benefit, or keep the money in the General Account and write checks as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary or the Contract Owner resides in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If a Beneficiary is the Contract Owner's
spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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the spouse as Contract Owner, unless the spouse elects to receive the Death
Benefit as a lump sum payment or as an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

Hartford will not recapture Payment Enhancements if your spouse continues the Contract and the Contract Value is greater than the Death Benefit at the time we calculate the Death Benefit.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           The Contract Owner becomes
                              living                      Contingent Annuitant        the Contingent Annuitant
                                                                                      and the Contract
                                                                                      continues.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.
                                                                                      The Contract Owner may
                                                                                      waive this presumption and
                                                                                      receive the Death Benefit.
Annuitant                     The Contract Owner is a     There is no named           The Contract Owner
                              trust or other non-natural  Contingent Annuitant        receives the Death
                              person                                                  Benefit.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be paid in a lump sum. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. A Contingent Deferred Sales Charge may be deducted. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders. Please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS
PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a federal income tax penalty of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want fixed dollar amount or variable dollar amount Annuity Payouts?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments if we allow and subject to the laws and regulations then in effect and our approval. In Maryland, Massachusetts, Oregon and Alabama, the Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 12th Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date. We will deduct any Payment Enhancements credited in the 24 months before the Annuity Calculation Date from your Contract Value when we determine the amount available for Annuity Payouts.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with more than 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value on the Annuity Calculation Date minus any Premium Tax and the Annuity Payouts already made. This option is only available for Variable Dollar Amount Annuity Payouts using the 5% Assumed Investment Return or fixed dollar Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select with a minimum of 10 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 10 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENT FOR A PERIOD CERTAIN -- We agree to make Annuity Payouts for a specified time. You can select any number of years between 10 years and 100 years minus the Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the commuted value in one sum.

PRINCIPAL FIRST PAYOUT OPTION

If you elect Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called the Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint contract owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an assumed investment return according to state law.

3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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4.  WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

INVESTEASE-REGISTERED TRADEMARK- PROGRAM -- InvestEase-Registered Trademark- is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The Automatic Income Program may change based on your instructions after your seventh Contract Year.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to
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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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help you reach your investment goals. Some Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor -- ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one asset allocation model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from a Fund into a different Fund. For either Program, you may select transfers on a monthly, quarterly, semi-annual or annual basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/ Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

On June 29, 2001, Hartford MidCap HLS Fund Sub-Account closed to new and subsequent Premium Payments and transfers of Contract Value. However, you are allowed to continue any Dollar Cost Averaging Program, InvestEase Program, Asset Rebalancing Program, or Automatic Income Program into the Hartford MidCap HLS Fund Sub-Account if you enrolled on or before June 29, 2001.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax advisor before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
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amounts paid by the policyholders or Contract Owners to purchase, hold or
Surrender variable insurance products.

INDEPENDENT PUBLIC ACCOUNTANTS -- We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

LEGAL MATTERS

There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Individual Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-7155 (Registered Representatives)

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.
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34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the investment in the contract under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the investment in the contract, such excess constitutes the income on the contract.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such income on the contract and then from investment in the contract, and for these purposes such income on the contract shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such income on the contract, and (2) shall not be includable in gross income to the extent that such amount does exceed any such income on the contract. If at the time that any amount is received or deemed received there is no income on the contract (e.g., because the gross value of the Contract does not exceed the investment in the contract and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the investment in the contract.

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the Contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the investment in the contract to the total amount of the payments to be made after the Annuity Commencement Date (the exclusion ratio).

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining investment in the contract shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement
Date. An annuity contract received in a tax-free exchange for another
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
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annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the investment in the contract prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the investment in the contract prior to August 14, 1982 (pre-8/14/82 investment) carried over from the prior Contract, (2) then from the portion of the income on the contract (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining income on the contract and
(4) last from the remaining investment in the contract. As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the income on the contract attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable
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36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account. The explanation further indicates that the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under
Section 817(d), relating to the definition of variable contract.

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are required.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
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G.  GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H.  ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repealed the Federal estate tax and replaced it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repealed the generation skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.

During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the unified credit exemption amount. For 2002, the maximum estate tax rate is 50% and the unified credit exemption amount is $1,000,000.

The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION
----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $11,000 for 2002. The contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount equal to $11,000 for 2002. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.
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In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAs") UNDER SECTION 408

TRADITIONAL IRAs -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA.

SIMPLE IRAs -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAs -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and non-governmental plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

The withholding rules applicable to distributions from qualified plans and section 403(b) plans apply generally to distributions from governmental 457(b) plans.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401, 403(b) or governmental 457(b) plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions;

- hardship distributions;

- made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary); or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, eligible rollover distributions from qualified retirement plans, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over to any of such plans or arrangements. Similarly, distributions from an IRA generally are permitted to be rolled over to a qualified plan, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan into another qualified plan or an IRA. In the case of a rollover from a qualified plan to another qualified plan, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, section 403(b) arrangement, or governmental 457(b) plan.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$6,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($0)

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0)

- minus any Payment Enhancements ($4,000).

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- You received a Payment Enhancement of $4,000 more than 12 months before the date we calculate the Death Benefit

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($104,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$14,000 which is greater than zero, so there is a $14,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- Add any Payment Enhancements credited on or after the date the Earnings Protection Benefit was added to your Contract ($4,000),

- Add any adjustments for partial Surrenders ($14,000),

- Subtract any Payment Enhancements credited in the 12 months prior to the date we calculate the Death Benefit ($0).

So the Contract gain equals $34,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($104,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($14,000),

- minus any Payment Enhancements ($4,000).

Which equals $86,000. The cap is 200% of $86,000 which is $172,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $34,000 or $13,600 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $133,600.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------

APPENDIX III -- PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), and we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP-UP" PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.

There is no information for Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Value Opportunities HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Growth HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.773             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               200             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.770             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         15             --
---------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.654             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               130             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.652             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(d)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.121             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.120             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(d)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.101             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.100             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.430             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               417             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.429             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1             --
---------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.007        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.945        $ 1.007
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            77,380         33,703
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.018             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.941             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        336             --
---------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.091        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.166        $ 1.091
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               536          3,844
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.104             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.161             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        107             --
---------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.952        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.872        $ 0.952
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            79,598         36,229
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.002             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.868             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        132             --
---------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.193        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.126        $ 1.193
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               548          6,273
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.165             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.121             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         51             --
---------------------------------------------------------------------------------------

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.028             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                37             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.026             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.898        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.828        $ 0.898
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                82          2,631
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 0.897             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.825             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.709             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                11             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.707             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.949             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.947             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.466        $ 1.000(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.472        $ 1.466
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                70          2,616
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.382             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.465             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         39             --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.822        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.675        $ 0.822
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            21,775         15,816
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 0.812             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.671             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          6             --
---------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.964        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.872        $ 0.964
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               198          9,004
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.010             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.868             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.008        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.018        $ 1.008
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               542          1,407
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.063             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.014             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         60             --
---------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.942        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.812        $ 0.942
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               374          8,498
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 0.971             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.809             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.930             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                63             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.850             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.930             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                63             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.927             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         --             --
---------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.020        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.967        $ 1.020
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            33,419         21,956
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.029             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.963             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         49             --
---------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.989             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               231             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.987             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         26             --
---------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.037        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.060        $ 1.037
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             1,141         15,511
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.039             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.055             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        194             --
---------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.082        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.144        $ 1.082
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               320            511
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.089             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 1.139             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         54             --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   51
--------------------------------------------------------------------------------

                                                               YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2001           2000
---------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.717        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.600        $ 0.717
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            20,412         14,344
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 0.687             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.597             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                          1             --
---------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 0.965        $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.833        $ 0.965
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                            59,716         32,806
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 0.981             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.830             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                        117             --
---------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $ 1.000             --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.998             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               167             --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period            $ 1.000             --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $ 0.995             --
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         16             --
---------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.

(b) Inception date May 1, 2000.

(c) Inception date May 1, 2001.

(d) Inception date October 15, 2001.

To obtain a Statement of Additional Information for Director Preferred Plus variable annuity, please complete the form below and mail to:

    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
                            City/State      Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
               SERIES I AND SERIES IR OF DIRECTOR PREFERRED PLUS

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: August 5, 2002
Date of Statement of Additional Information: August 5, 2002

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Independent Public Accountants                                 2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
PERFORMANCE TABLES                                                 5
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           8
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001: $187,101,146; 2000: $190,239,543; and 1999: $226,178,603.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because, as of December 31, 2001, the Sub-Account had not yet commenced operations.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                               SUB-ACCOUNT                                                          SINCE
SUB-ACCOUNT                                   INCEPTION DATE      1 YEAR           5 YEAR         10 YEAR         INCEPTION
------------------------------------------------------------------------------------------------------------------------------
First American International Portfolio            05/01/00            -34.84%            N/A             N/A           -34.52%
------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio         05/01/00            -39.91%            N/A             N/A           -37.71%
------------------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio           01/04/01               N/A             N/A             N/A           -32.39%
------------------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio         01/04/01               N/A             N/A             N/A           -27.04%
------------------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio               05/01/00            -58.92%            N/A             N/A           -63.18%
------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                        05/20/91            -16.45%           4.96%           7.11%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                            05/20/91             -4.08%           1.64%           2.49%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund            05/20/91            -18.53%          10.38%          12.92%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund             03/09/94            -15.90%           6.31%            N/A            10.93%
------------------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                           04/30/01               N/A             N/A             N/A            -8.17%
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                 03/01/95            -17.90%          -0.64%            N/A             2.93%
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund           12/27/00            -44.62%            N/A             N/A           -44.38%
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund       12/27/00            -17.45%            N/A             N/A           -17.36%
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                   05/01/00            -10.40%            N/A             N/A            18.59%
------------------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                  10/01/98            -27.26%            N/A             N/A             7.43%
------------------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                                                 N/A             N/A             N/A              N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund               05/29/98            -19.51%            N/A             N/A            -0.13%
------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund            05/20/91            -32.98%           5.50%           6.20%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                      10/01/98             -9.79%            N/A             N/A            -4.14%
------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                           05/20/91            -23.39%           5.12%           8.36%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                         04/30/01               N/A             N/A             N/A           -24.48%
------------------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS
 Fund                                             04/30/01               N/A             N/A             N/A           -17.21%
------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                          07/30/97            -15.52%            N/A             N/A            18.52%
------------------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                    04/30/01               N/A             N/A             N/A           -12.13%
------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                    05/20/91             -8.74%          -1.00%          -0.09%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund             05/20/91             -5.24%           1.00%           1.84%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                05/02/94            -30.56%           6.49%            N/A             7.77%
------------------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                   08/09/96            -25.75%           4.92%            N/A             5.58%
------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                           05/20/91            -23.32%           6.41%           9.61%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund      05/20/91             -5.31%           0.97%           1.70%             N/A
------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                           04/30/01               N/A             N/A             N/A           -11.71%
------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund             05/01/96            -14.61%           6.19%            N/A             7.23%
------------------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

                                                     FUND                                                 SINCE
SUB-ACCOUNT                                     INCEPTION DATE      1 YEAR        5 YEAR   10 YEAR      INCEPTION
--------------------------------------------------------------------------------------------------------------------
First American International Portfolio             05/01/00             -26.18%     N/A       N/A            -27.00%
--------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth Portfolio          05/01/00             -31.68%     N/A       N/A            -30.25%
--------------------------------------------------------------------------------------------------------------------
First American Mid Cap Growth Portfolio            01/04/01                N/A      N/A       N/A            -23.51%
--------------------------------------------------------------------------------------------------------------------
First American Small Cap Growth Portfolio          01/04/01                N/A      N/A       N/A            -17.69%
--------------------------------------------------------------------------------------------------------------------
First American Technology Portfolio                05/01/00             -52.34%     N/A       N/A            -55.70%
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                         03/31/83              -6.18%    8.39%     9.29%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                             08/31/77               6.92%    5.75%     5.23%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund             04/02/84              -8.44%   13.51%    14.71%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund              03/09/94              -5.59%    9.66%      N/A             12.92%
--------------------------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund                            04/30/01                N/A      N/A       N/A              2.82%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                  03/01/95              -7.77%    3.47%      N/A              6.00%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund            12/27/00             -36.80%     N/A       N/A            -36.62%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund        12/27/00              -7.27%     N/A       N/A             -7.28%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                    05/01/00               0.39%     N/A       N/A             26.05%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                   10/01/98             -17.93%     N/A       N/A             12.31%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund                                                   N/A      N/A       N/A               N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                05/29/98              -9.51%     N/A       N/A              4.90%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund             03/24/87             -24.15%    8.87%     8.56%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                       10/01/98               1.06%     N/A       N/A              2.10%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                            05/01/87             -13.73%    8.36%    10.41%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
 HLS Fund                                          04/30/01                N/A      N/A       N/A            -14.92%
--------------------------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund      04/30/01                N/A      N/A       N/A             -7.01%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                           07/30/97              -5.18%     N/A       N/A             21.66%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                     04/30/01                N/A      N/A       N/A             -1.49%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                     06/30/80               2.19%    3.38%     2.95%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund              01/01/85               5.76%    5.17%     4.67%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Small Cap Growth HLS Fund                 05/02/94             -21.52%    9.87%      N/A             10.16%
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                    08/09/96             -16.30%    8.33%      N/A              8.95%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                            08/31/77             -13.65%    9.55%    11.55%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund       03/24/87               5.69%    5.16%     4.54%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                            04/30/01                N/A      N/A       N/A             -1.03%
--------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund              05/01/96              -4.19%    9.68%      N/A             10.37%
--------------------------------------------------------------------------------------------------------------------

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD         EFFECTIVE YIELD
-------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                       0.17%              0.17%
-------------------------------------------------------------------------------------------------

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

SUB-ACCOUNT                                                         YIELD
---------------------------------------------------------------------------
Hartford Bond HLS Fund                                              4.05%
---------------------------------------------------------------------------
Hartford High Yield HLS Fund                                        9.11%
---------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                               3.18%
---------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits. The table does not show Accumulation Unit Values reflecting Principal First, because it was not available as of December 31, 2001.

There is no information for Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Value Opportunities HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Growth HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
FIRST AMERICAN INTERNATIONAL PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.773          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  200          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.771          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.771          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            92          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.770          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            15          --
---------------------------------------------------------------------------------------
FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.654          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  130          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.653          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.653          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            41          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.652          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
FIRST AMERICAN MID CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(d)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.121          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.121          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.121          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.120          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
FIRST AMERICAN SMALL CAP GROWTH PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(d)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.101          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.101          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.101          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.100          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
FIRST AMERICAN TECHNOLOGY PORTFOLIO
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.430          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  417          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.430          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                    6          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.430          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            49          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.429          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             1          --
---------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.007     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.945     $ 1.007
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               77,380      33,703
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.006     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.942     $ 1.006
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  212       5,808
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.020          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.943          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                         1,058          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.018          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.941          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           336          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.091     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.166     $ 1.091
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  536       3,844
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.089     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.163     $ 1.089
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --         373
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.106          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.164          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            61          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.104          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.161          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           107          --
---------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.952     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.872     $ 0.952
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               79,598      36,229
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.951     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.870     $ 0.951
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  253       8,753
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.004          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.870          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           668          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.002          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.868          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           132          --
---------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.193     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.126     $ 1.193
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  548       6,273
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.192     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.123     $ 1.192
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   16       1,619
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.167          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.124          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            58          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.165          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.121          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            51          --
---------------------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.028          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   37          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.027          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.027          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             4          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.026          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.898     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.828     $ 0.898
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   82       2,631
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.897     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.826     $ 0.897
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  111         652
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.898          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.827          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.897          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.825          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.709          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   11          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.708          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.708          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.707          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.949          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                    8          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.948          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.948          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.947          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.466     $ 1.000(b)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.472     $ 1.466
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   70       2,616
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.464     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.468     $ 1.464
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   15         653
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.383          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.469          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            31          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.382          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.465          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            39          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND SUB-ACCOUNT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.822     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.675     $ 0.822
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               21,775      15,816
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.821     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.673     $ 0.821
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                    8       2,338
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.813          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.673          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           162          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.812          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.671          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             6          --
---------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.964     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.872     $ 0.964
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  198       9,004
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.962     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.870     $ 0.962
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   78       1,182
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.011          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.870          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           124          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.010          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.868          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.008     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.018     $ 1.008
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  542       1,407
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.006     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.016     $ 1.006
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --         151
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.064          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.017          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.063          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.014          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            60          --
---------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.942     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.812     $ 0.942
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  374       8,498
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.941     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.810     $ 0.941
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   12       1,198
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.972          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.811          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.971          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.809          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.930          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   63          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.851          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.851          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.850          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.930          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   63          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.929          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.928          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.927          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.020     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.967     $ 1.020
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               33,419      21,956
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.019     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.965     $ 1.019
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --       5,158
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.031          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.966          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            68          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.029          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.963          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            49          --
---------------------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.989          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  231          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.988          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.988          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           159          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.987          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            26          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.037     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.060     $ 1.037
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                1,141      15,511
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.036     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.057     $ 1.036
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --       1,425
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.040          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.058          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             9          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.039          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.055          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           194          --
---------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.082     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.144     $ 1.082
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  320         511
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.081     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.141     $ 1.081
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          22
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.091          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.142          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.089          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 1.139          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            54          --
---------------------------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.717     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.600     $ 0.717
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               20,412      14,344
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.716     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.598     $ 0.716
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --       2,037
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.688          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.599          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           160          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.687          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.597          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                             1          --
---------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 0.965     $ 1.000(a)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.833     $ 0.965
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               59,716      32,806
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.964     $ 1.000
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.831     $ 0.964
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   93       6,390
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.983          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.832          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           446          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 0.981          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.830          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           117          --
---------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
SUB-ACCOUNT                                                       2001        2000
---------------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period               $ 1.000          --(c)
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.998          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                  167          --
---------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.997          --
---------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                   --          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.996          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                           116          --
---------------------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT AND OPTIONAL DEATH
   BENEFIT
    Accumulation Unit Value at beginning of period               $ 1.000          --
---------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                     $ 0.995          --
---------------------------------------------------------------------------------------
    Number of Accumulation Units outstanding at end of
     period (in thousands)                                            16          --
---------------------------------------------------------------------------------------

(a) Inception date March 6, 2000.

(b) Inception date May 1, 2000.

(c) Inception date May 1, 2001.

(d) Inception date October 15, 2001.

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Growth and Income HLS Fund, Evergreen VA International Growth Fund, Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund, Merrill Lynch Large Cap Growth Focus Fund, Merrill Lynch Global Growth Focus Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Technology Portfolio, First American Small Cap Growth Portfolio, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford Midcap Value HLS Fund, Hartford Value HLS Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                                          HARTFORD
                                                            BOND
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................      $686,202,325
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................        76,137,861
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           507,505
  Receivable from fund shares sold................            51,942
  Other assets....................................             1,639
                                                        ------------
  Total Assets....................................       762,901,272
                                                        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................            51,942
  Payable for fund shares purchased...............           507,505
  Other liabilities...............................         --
                                                        ------------
  Total Liabilities...............................           559,447
                                                        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $762,341,825
                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                          HARTFORD              HARTFORD              HARTFORD
                                                           STOCK              MONEY MARKET            ADVISERS
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------  --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................         --                    --                    --
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................         --                    --                    --
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................     $3,754,403,501            --                    --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................        157,189,217            --                    --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --                 $641,812,323             --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --                   86,949,905             --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --                    --                $5,942,898,153
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --                    --                   258,859,610
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................         --                    --                    --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................         --                    --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................          1,340,129            2,918,916              1,444,056
  Receivable from fund shares sold................         --                    --                    --
  Other assets....................................              9,270              123,852             --
                                                       --------------         ------------         --------------
  Total Assets....................................      3,912,942,117          731,804,996          6,203,201,819
                                                       --------------         ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                    --                    --
  Payable for fund shares purchased...............          1,340,129            2,918,916              1,444,055
  Other liabilities...............................         --                    --                         5,487
                                                       --------------         ------------         --------------
  Total Liabilities...............................          1,340,129            2,918,916              1,449,542
                                                       --------------         ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $3,911,601,988         $728,886,080         $6,201,752,277
                                                       ==============         ============         ==============

                                                          HARTFORD
                                                    CAPITAL APPRECIATION
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................         --
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................     $4,497,177,309
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................        242,160,324
  Due from Hartford Life and Annuity Insurance
   Company........................................          1,810,212
  Receivable from fund shares sold................         --
  Other assets....................................            251,169
                                                       --------------
  Total Assets....................................      4,741,399,014
                                                       --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............          1,810,212
  Other liabilities...............................                592
                                                       --------------
  Total Liabilities...............................          1,810,804
                                                       --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $4,739,588,210
                                                       ==============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                    MORTGAGE SECURITIES
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................      $171,060,274
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................        19,987,693
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................         --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................         --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................         --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................         --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................         --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................         --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................         --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           166,024
  Receivable from fund shares sold................           203,282
  Other assets....................................                41
                                                        ------------
  Total Assets....................................       191,417,314
                                                        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................           203,282
  Payable for fund shares purchased...............           166,024
  Other liabilities...............................             1,675
                                                        ------------
  Total Liabilities...............................           370,981
                                                        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $191,046,333
                                                        ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                HARTFORD
                                                          HARTFORD           INTERNATIONAL            HARTFORD
                                                           INDEX             OPPORTUNITIES      DIVIDEND AND GROWTH
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------  --------------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................         --                    --                    --
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................         --                    --                    --
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................     $  835,408,251            --                    --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................         34,200,223            --                    --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................         --                 $530,407,168             --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................         --                   12,299,054             --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................         --                    --                $1,946,468,847
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................         --                    --                    95,095,627
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................         --                    --                    --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................         --                    --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................            301,510               33,990              2,194,780
  Receivable from fund shares sold................         --                    1,083,436             --
  Other assets....................................              5,357            --                         8,577
                                                       --------------         ------------         --------------
  Total Assets....................................        869,915,341          543,823,648          2,043,767,831
                                                       --------------         ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                    1,083,436             --
  Payable for fund shares purchased...............            301,510               33,990              2,194,780
  Other liabilities...............................                  5              172,877             --
                                                       --------------         ------------         --------------
  Total Liabilities...............................            301,515            1,290,303              2,194,780
                                                       --------------         ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $  869,613,826         $542,533,345         $2,041,573,051
                                                       ==============         ============         ==============

                                                       HARTFORD
                                                    GLOBAL ADVISERS
                                                       HLS FUND
                                                     SUB-ACCOUNT*
                                                    ---------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................       --
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................       --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................       --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................   $226,481,459
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................      9,677,681
  Due from Hartford Life and Annuity Insurance
   Company........................................       --
  Receivable from fund shares sold................         53,346
  Other assets....................................       --
                                                     ------------
  Total Assets....................................    236,212,486
                                                     ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         53,346
  Payable for fund shares purchased...............       --
  Other liabilities...............................          2,027
                                                     ------------
  Total Liabilities...............................         55,373
                                                     ------------
  Net Assets (variable annuity contract
   liabilities)...................................   $236,157,113
                                                     ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                       SMALL COMPANY        HARTFORD MIDCAP
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................      $440,993,256             --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................        30,460,950             --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................         --                $1,021,451,638
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................         --                    88,503,834
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................         --                    --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................         --                    --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................         --                    --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................         --                    --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................         --                    --
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................         --                    --
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................         --                    --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................         --                    --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................         --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................           157,799                 12,818
  Receivable from fund shares sold................            67,004                406,370
  Other assets....................................                73                  1,514
                                                        ------------         --------------
  Total Assets....................................       471,679,082          1,110,376,174
                                                        ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................            67,004                406,370
  Payable for fund shares purchased...............           157,799                 12,818
  Other liabilities...............................             1,824                     94
                                                        ------------         --------------
  Total Liabilities...............................           226,627                419,282
                                                        ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................      $471,452,455         $1,109,956,892
                                                        ============         ==============

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                             HARTFORD
                                                          HARTFORD          HIGH YIELD          HARTFORD
                                                       GLOBAL LEADERS        HLS FUND      GROWTH AND INCOME
                                                    HLS FUND SUB-ACCOUNT   SUB-ACCOUNT    HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------  --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................         --                  --                --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................         --                  --                --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................         --                  --                --
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................         --                  --                --
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................      $303,320,008           --                --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................        39,020,224           --                --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................         --              $73,513,104           --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................         --               20,971,737           --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................         --                  --             $277,631,503
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................         --                  --               38,133,561
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................         --                  --                --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................         --                  --                --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................         --                  --                --
  Due from Hartford Life and Annuity Insurance
   Company........................................           292,017           133,104             497,308
  Receivable from fund shares sold................         --                   30,396           --
  Other assets....................................               619               238                 119
                                                        ------------       -----------        ------------
  Total Assets....................................       342,632,868        94,648,579         316,262,491
                                                        ------------       -----------        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                   30,396           --
  Payable for fund shares purchased...............           292,017           133,104             497,308
  Other liabilities...............................         --                       68               1,013
                                                        ------------       -----------        ------------
  Total Liabilities...............................           292,017           163,568             498,321
                                                        ------------       -----------        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $342,340,851       $94,485,011        $315,764,170
                                                        ============       ===========        ============


                                                        EVERGREEN VA        EVERGREEN VA
                                                    INTERNATIONAL GROWTH   CAPITAL GROWTH          EVERGREEN VA
                                                     FUND SUB-ACCOUNT*    FUND SUB-ACCOUNT*  GROWTH FUND SUB-ACCOUNT*
                                                    --------------------  -----------------  ------------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................        --                   --                   --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................        --                   --                   --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................        --                   --                   --
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................        --                   --                   --
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................        --                   --                   --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................        --                   --                   --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................        --                   --                   --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................        --                   --                   --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................        --                   --                   --
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................        --                   --                   --
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................       $1,503,679            --                   --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................        --                 $1,782,867             --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................        --                   --                    $883,075
  Due from Hartford Life and Annuity Insurance
   Company........................................        --                        565             --
  Receivable from fund shares sold................              163            --                         158
  Other assets....................................        --                   --                   --
                                                         ----------          ----------              --------
  Total Assets....................................        1,503,842           1,783,432               883,233
                                                         ----------          ----------              --------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................              231            --                         158
  Payable for fund shares purchased...............        --                        565             --
  Other liabilities...............................               62                  15                    23
                                                         ----------          ----------              --------
  Total Liabilities...............................              293                 580                   181
                                                         ----------          ----------              --------
  Net Assets (variable annuity contract
   liabilities)...................................       $1,503,549          $1,782,852              $883,052
                                                         ==========          ==========              ========

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                     MERRILL LYNCH    MERRILL LYNCH  HARTFORD GLOBAL
                                                    LARGE CAP GROWTH  GLOBAL GROWTH    HEALTH HLS
                                                       FOCUS FUND      FOCUS FUND         FUND
                                                     SUB-ACCOUNT**     SUB-ACCOUNT     SUB-ACCOUNT
                                                    ----------------  -------------  ---------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................     $1,795,481         --              --
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................       --            $1,130,978         --
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --               --          $116,708,323
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --               --            30,018,818
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................       --               --              --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................       --               --              --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --               --              --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --               --              --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --               --              --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --               --              --
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................       --               --              --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --               --              --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --               --              --
  Due from Hartford Life and Annuity Insurance
   Company........................................     $   11,027         --              --
  Receivable from fund shares sold................       --            $      296          584,896
  Other assets....................................       --               --                   484
                                                       ----------      ----------     ------------
  Total Assets....................................      1,806,508       1,131,274      147,312,521
                                                       ----------      ----------     ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --               --               584,896
  Payable for fund shares purchased...............         11,027             296         --
  Other liabilities...............................              8              10                4
                                                       ----------      ----------     ------------
  Total Liabilities...............................         11,035             306          584,900
                                                       ----------      ----------     ------------
  Net Assets (variable annuity contract
   liabilities)...................................     $1,795,473      $1,130,968     $146,727,621
                                                       ==========      ==========     ============

  * Amounts represent from inception, October 15, 2001 to December 31, 2001. ** Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund was re-named to Merrill Lynch Large Cap Growth Focus Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                    HARTFORD GLOBAL    EVERGREEN     EVERGREEN    EVERGREEN   FIRST AMERICAN
                                                    TECHNOLOGY HLS   VA FOUNDATION   VA OMEGA    VA SPECIAL   INTERNATIONAL
                                                         FUND            FUND          FUND      EQUITY FUND    PORTFOLIO
                                                      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                    ---------------  -------------  -----------  -----------  --------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................       --              --            --           --             --
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................       --              --            --           --             --
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --              --            --           --             --
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --              --            --           --             --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................    $46,686,625        --            --           --             --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................     13,634,226        --            --           --             --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --            $117,931        --           --             --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --              --          $768,392       --             --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --              --            --          $26,330         --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --              --            --           --          $1,576,530
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................       --              --            --           --             --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --              --            --           --             --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --              --            --           --             --
  Due from Hartford Life and Annuity Insurance
   Company........................................         13,217        --               355       --             --
  Receivable from fund shares sold................        541,748        --            --           --                 235
  Other assets....................................       --                   6            13       --                   1
                                                      -----------      --------      --------      -------      ----------
  Total Assets....................................     60,875,816       117,937       768,760       26,330       1,576,766
                                                      -----------      --------      --------      -------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................        541,748            57        --               28             235
  Payable for fund shares purchased...............         13,217        --               355       --             --
  Other liabilities...............................            363        --            --                7         --
                                                      -----------      --------      --------      -------      ----------
  Total Liabilities...............................        555,328            57           355           35             235
                                                      -----------      --------      --------      -------      ----------
  Net Assets (variable annuity contract
   liabilities)...................................    $60,320,488      $117,880      $768,405      $26,295      $1,576,531
                                                      ===========      ========      ========      =======      ==========

                                                     FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                                                       LARGE CAP        TECHNOLOGY       SMALL CAP
                                                    GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*
                                                    ----------------  --------------  ----------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --                --             --
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --                --             --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................       --                --             --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................       --                --             --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --                --             --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --                --             --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --                --             --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --                --             --
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................     $1,449,732          --             --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --             $1,493,066        --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --                --               8,175
  Due from Hartford Life and Annuity Insurance
   Company........................................            289            3,783        --
  Receivable from fund shares sold................       --                --             --
  Other assets....................................       --                --             --
                                                       ----------       ----------         ------
  Total Assets....................................      1,450,021        1,496,849          8,175
                                                       ----------       ----------         ------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --                --                   3
  Payable for fund shares purchased...............            289            3,785        --
  Other liabilities...............................              3                2              1
                                                       ----------       ----------         ------
  Total Liabilities...............................            292            3,787              4
                                                       ----------       ----------         ------
  Net Assets (variable annuity contract
   liabilities)...................................     $1,449,729       $1,493,062         $8,171
                                                       ==========       ==========         ======

  * Amounts represent from inception, October 15, 2001 to December 31, 2001. ** Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund was re-named to Merrill Lynch Large Cap Growth Focus Fund.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                            FOCUS
                                                    HLS FUND SUB-ACCOUNT*
                                                    ---------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................       $20,778,074
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................         7,090,524
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           772,061
  Receivable from fund shares sold................         --
  Other assets....................................         --
                                                         -----------
  Total Assets....................................        28,640,659
                                                         -----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............           772,061
  Other liabilities...............................                91
                                                         -----------
  Total Liabilities...............................           772,152
                                                         -----------
  Net Assets (variable annuity contract
   liabilities)...................................       $27,868,507
                                                         ===========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                          HARTFORD                 HARTFORD           HARTFORD INTERNATIONAL
                                                    GLOBAL COMMUNICATIONS  GLOBAL FINANCIAL SERVICES   CAPITAL APPRECIATION
                                                    HLS FUND SUB-ACCOUNT*    HLS FUND SUB-ACCOUNT*    HLS FUND SUB-ACCOUNT*
                                                    ---------------------  -------------------------  ----------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................        --                      --                         --
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................        --                      --                         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................       $1,039,436               --                         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................          764,497               --                         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................        --                      $3,681,996                 --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................        --                       2,018,714                 --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................        --                      --                        $5,231,244
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................        --                      --                         4,253,558
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................        --                      --                         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................        --                      --                         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           28,064                   31,628                    25,228
  Receivable from fund shares sold................        --                      --                            20,871
  Other assets....................................        --                      --                         --
                                                         ----------               ----------                ----------
  Total Assets....................................        1,831,997                5,732,338                 9,530,901
                                                         ----------               ----------                ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................        --                      --                            20,871
  Payable for fund shares purchased...............           28,064                   31,628                    25,228
  Other liabilities...............................                1                       15                        15
                                                         ----------               ----------                ----------
  Total Liabilities...............................           28,065                   31,643                    46,114
                                                         ----------               ----------                ----------
  Net Assets (variable annuity contract
   liabilities)...................................       $1,803,932               $5,700,695                $9,484,787
                                                         ==========               ==========                ==========

                                                    HARTFORD INTERNATIONAL
                                                        SMALL COMPANY
                                                    HLS FUND SUB-ACCOUNT*
                                                    ----------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................         --
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................        $1,050,924
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................           449,136
  Due from Hartford Life and Annuity Insurance
   Company........................................           105,723
  Receivable from fund shares sold................         --
  Other assets....................................                 1
                                                          ----------
  Total Assets....................................         1,605,784
                                                          ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............           105,723
  Other liabilities...............................         --
                                                          ----------
  Total Liabilities...............................           105,723
                                                          ----------
  Net Assets (variable annuity contract
   liabilities)...................................        $1,500,061
                                                          ==========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                      HARTFORD
                                                    MIDCAP VALUE
                                                      HLS FUND
                                                    SUB-ACCOUNT*
                                                    ------------
ASSETS:
  Investments:
    Hartford MidCap Value HLS Fund, Inc. --
     Class IA
    Shares 62,176,840
    Cost $58,032,968
      Market Value................................  $ 61,851,344
    Hartford MidCap Value HLS Fund, Inc. --
     Class IB
    Shares 20,709,392
    Cost $19,404,064
      Market Value................................    20,586,709
    Hartford Value HLS Fund, Inc. -- Class IA
    Shares 24,452,599
    Cost $23,720,083
      Market Value................................       --
    Hartford Value HLS Fund, Inc. -- Class IB
    Shares 10,322,111
    Cost $10,019,451
      Market Value................................       --
    Prudential 20/20 Focus Fund
    Shares 5,155
    Cost $52,138
      Market Value................................       --
    Prudential Jennison Fund
    Shares 8,814
    Cost $158,327
      Market Value................................       --
    Prudential Value Portfolio Fund
    Shares 3,352
    Cost $59,582
      Market Value................................       --
  Due from Hartford Life and Annuity Insurance
   Company........................................     1,181,305
  Receivable from fund shares sold................       --
  Other assets....................................            22
                                                    ------------
  Total Assets....................................    83,619,380
                                                    ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --
  Payable for fund shares purchased...............     1,181,305
  Other liabilities...............................       --
                                                    ------------
  Total Liabilities...............................     1,181,305
                                                    ------------
  Net Assets (variable annuity contract
   liabilities)...................................  $ 82,438,075
                                                    ============

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                      HARTFORD
                                                       VALUE      PRUDENTIAL 20/20  PRUDENTIAL JENNISON  PRUDENTIAL VALUE
                                                      HLS FUND    FOCUS PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                    SUB-ACCOUNT*   SUB-ACCOUNT**       SUB-ACCOUNT**       SUB-ACCOUNT*
                                                    ------------  ----------------  -------------------  ----------------
ASSETS:
  Investments:
    Hartford MidCap Value HLS Fund, Inc. --
     Class IA
    Shares 62,176,840
    Cost $58,032,968
      Market Value................................      --            --                 --                  --
    Hartford MidCap Value HLS Fund, Inc. --
     Class IB
    Shares 20,709,392
    Cost $19,404,064
      Market Value................................      --            --                 --                  --
    Hartford Value HLS Fund, Inc. -- Class IA
    Shares 24,452,599
    Cost $23,720,083
      Market Value................................  $24,307,253       --                 --                  --
    Hartford Value HLS Fund, Inc. -- Class IB
    Shares 10,322,111
    Cost $10,019,451
      Market Value................................   10,253,427       --                 --                  --
    Prudential 20/20 Focus Fund
    Shares 5,155
    Cost $52,138
      Market Value................................      --            $54,802            --                  --
    Prudential Jennison Fund
    Shares 8,814
    Cost $158,327
      Market Value................................      --            --                 $162,612            --
    Prudential Value Portfolio Fund
    Shares 3,352
    Cost $59,582
      Market Value................................      --            --                 --                  $60,032
  Due from Hartford Life and Annuity Insurance
   Company........................................      626,827       --                 --                  --
  Receivable from fund shares sold................      --                 12                  90                 13
  Other assets....................................           22       --                        1            --
                                                    -----------       -------            --------            -------
  Total Assets....................................   35,187,529        54,814             162,703             60,045
                                                    -----------       -------            --------            -------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................      --                 12                  90                 13
  Payable for fund shares purchased...............      626,827       --                 --                  --
  Other liabilities...............................            1       --                 --                  --
                                                    -----------       -------            --------            -------
  Total Liabilities...............................      626,828            12                  90                 13
                                                    -----------       -------            --------            -------
  Net Assets (variable annuity contract
   liabilities)...................................  $34,560,701       $54,802            $162,613            $60,032
                                                    ===========       =======            ========            =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Hartford Bond HLS Fund Cl IA 1.25%..........................................      243,035,104     $2.593211     $   630,241,304
  Hartford Bond HLS Fund Cl IA 1.50%..........................................       19,810,056      1.175151          23,279,807
  Hartford Bond HLS Fund Cl IA 1.40%..........................................        5,611,380      2.582880          14,493,522
  Hartford Bond HLS Fund Cl IA 0.80%..........................................        4,214,866      1.206638           5,085,817
  Hartford Bond HLS Fund Cl IA 1.65%..........................................          623,415      1.171188             730,136
  Hartford Bond HLS Fund Cl IA 0.95%..........................................          180,352      1.202658             216,902
  Hartford Bond HLS Fund Cl IA 1.45%..........................................        2,043,372      2.588440           5,289,146
  Hartford Bond HLS Fund Cl IA 1.70%..........................................          157,704      1.172990             184,985
  Hartford Bond HLS Fund Cl IA 1.60%..........................................        1,175,161      2.578131           3,029,718
  Hartford Bond HLS Fund Cl IA 1.00%..........................................          634,790      1.204418             764,553
  Hartford Bond HLS Fund Cl IA 1.85%..........................................          131,019      1.169037             153,166
  Hartford Bond HLS Fund Cl IA 1.15%..........................................          160,837      1.200443             193,076
  Hartford Bond HLS Fund Cl IB 1.45%..........................................       19,570,934      1.166223          22,824,073
  Hartford Bond HLS Fund Cl IB 1.60%..........................................        2,703,405      1.163042           3,144,174
  Hartford Bond HLS Fund Cl IB 1.45%..........................................       25,104,056      1.166223          29,276,927
  Hartford Bond HLS Fund Cl IB 1.60%..........................................        2,530,473      1.163042           2,943,047
  Hartford Bond HLS Fund Cl IB 1.65%..........................................        2,090,216      1.164088           2,433,195
  Hartford Bond HLS Fund Cl IB 1.80%..........................................        1,960,653      1.160902           2,276,126
  Hartford Bond HLS Fund Cl IB 1.65%..........................................        6,610,824      1.164088           7,695,581
  Hartford Bond HLS Fund Cl IB 1.80%..........................................        4,776,296      1.160902           5,544,811
  Hartford Stock HLS Fund Cl IA 1.25%.........................................      614,993,609      5.709576       3,511,352,750
  Hartford Stock HLS Fund Cl IA 1.50%.........................................       74,390,209      0.968588          72,053,464
  Hartford Stock HLS Fund Cl IA 1.40%.........................................       15,525,871      5.686829          88,292,974
  Hartford Stock HLS Fund Cl IA 0.80%.........................................       33,715,275      0.912775          30,774,460
  Hartford Stock HLS Fund Cl IA 1.65%.........................................        3,384,138      0.965319           3,266,773
  Hartford Stock HLS Fund Cl IA 0.95%.........................................        2,401,883      0.909741           2,185,092
  Hartford Stock HLS Fund Cl IA 1.45%.........................................        3,449,846      5.699046          19,660,833
  Hartford Stock HLS Fund Cl IA 1.70%.........................................        1,195,012      0.966802           1,155,340
  Hartford Stock HLS Fund Cl IA 1.60%.........................................        1,173,578      5.676336           6,661,622
  Hartford Stock HLS Fund Cl IA 1.00%.........................................        2,055,349      0.911093           1,872,614
  Hartford Stock HLS Fund Cl IA 1.85%.........................................          160,074      0.963541             154,238
  Hartford Stock HLS Fund Cl IA 1.15%.........................................          726,830      0.908060             660,005
  Hartford Stock HLS Fund Cl IB 1.45%.........................................       59,716,124      0.833465          49,771,299
  Hartford Stock HLS Fund Cl IB 1.60%.........................................       10,626,705      0.831193           8,832,843
  Hartford Stock HLS Fund Cl IB 1.45%.........................................       67,604,705      0.833465          56,346,154
  Hartford Stock HLS Fund Cl IB 1.60%.........................................       10,852,695      0.831193           9,020,684
  Hartford Stock HLS Fund Cl IB 1.65%.........................................        7,366,382      0.831921           6,128,248
  Hartford Stock HLS Fund Cl IB 1.80%.........................................        4,539,343      0.829665           3,766,134
  Hartford Stock HLS Fund Cl IB 1.65%.........................................       19,446,122      0.831921          16,177,638
  Hartford Stock HLS Fund Cl IB 1.80%.........................................        8,613,997      0.829665           7,146,732
  Hartford Money Market HLS Fund Cl IA 1.25%..................................      276,875,043      1.910625         529,004,379
  Hartford Money Market HLS Fund Cl IA 1.50%..................................       77,056,450      1.123520          86,574,462
  Hartford Money Market HLS Fund Cl IA 1.40%..................................        6,226,393      1.903025          11,848,981
  Hartford Money Market HLS Fund Cl IA 0.80%..................................        1,556,108      1.095114           1,704,116
  Hartford Money Market HLS Fund Cl IA 1.65%..................................        2,564,846      1.119730           2,871,935
  Hartford Money Market HLS Fund Cl IA 0.95%..................................           78,441      1.091492              85,618

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Money Market HLS Fund Cl IA 0.40%..................................           96,207     $1.017775     $        97,917
  Hartford Money Market HLS Fund Cl IA 1.45%..................................        1,387,347      1.907125           2,645,844
  Hartford Money Market HLS Fund Cl IA 1.70%..................................        1,264,888      1.121457           1,418,517
  Hartford Money Market HLS Fund Cl IA 1.60%..................................          941,183      1.899540           1,787,814
  Hartford Money Market HLS Fund Cl IA 1.00%..................................          576,738      1.093101             630,433
  Hartford Money Market HLS Fund Cl IA 1.85%..................................          547,323      1.117678             611,731
  Hartford Money Market HLS Fund Cl IB 1.45%..................................       29,397,296      1.059506          31,146,611
  Hartford Money Market HLS Fund Cl IB 1.60%..................................        3,948,795      1.056630           4,172,415
  Hartford Money Market HLS Fund Cl IB 1.45%..................................       28,460,642      1.059506          30,154,221
  Hartford Money Market HLS Fund Cl IB 1.60%..................................        3,450,460      1.056630           3,645,860
  Hartford Money Market HLS Fund Cl IB 1.65%..................................        2,716,207      1.057560           2,872,552
  Hartford Money Market HLS Fund Cl IB 1.80%..................................        3,142,075      1.054689           3,313,912
  Hartford Money Market HLS Fund Cl IB 1.65%..................................        7,941,874      1.057560           8,399,008
  Hartford Money Market HLS Fund Cl IB 1.80%..................................        3,079,921      1.054689           3,248,359
  Hartford Advisers HLS Fund Cl IA 1.25%......................................    1,267,552,672      4.433687       5,619,931,803
  Hartford Advisers HLS Fund Cl IA 1.50%......................................      118,486,975      1.035941         122,745,516
  Hartford Advisers HLS Fund Cl IA 1.40%......................................       19,557,552      4.416028          86,366,699
  Hartford Advisers HLS Fund Cl IA 0.80%......................................       42,094,452      1.009584          42,497,885
  Hartford Advisers HLS Fund Cl IA 1.65%......................................        3,152,133      1.032449           3,254,416
  Hartford Advisers HLS Fund Cl IA 0.95%......................................        3,165,226      1.006245           3,184,993
  Hartford Advisers HLS Fund Cl IA 1.45%......................................        5,846,523      4.425524          25,873,929
  Hartford Advisers HLS Fund Cl IA 1.70%......................................        4,229,310      1.034026           4,373,216
  Hartford Advisers HLS Fund Cl IA 1.60%......................................        2,084,683      4.407885           9,189,045
  Hartford Advisers HLS Fund Cl IA 1.00%......................................        2,521,910      1.007731           2,541,407
  Hartford Advisers HLS Fund Cl IA 1.85%......................................          419,529      1.030542             432,343
  Hartford Advisers HLS Fund Cl IA 1.15%......................................          995,028      1.004394             999,400
  Hartford Advisers HLS Fund Cl IB 1.45%......................................       77,380,036      0.945042          73,127,384
  Hartford Advisers HLS Fund Cl IB 1.60%......................................       11,361,791      0.942472          10,708,170
  Hartford Advisers HLS Fund Cl IB 1.45%......................................      112,066,579      0.945042         105,907,624
  Hartford Advisers HLS Fund Cl IB 1.60%......................................       18,452,560      0.942472          17,391,021
  Hartford Advisers HLS Fund Cl IB 1.65%......................................        7,628,070      0.943308           7,195,619
  Hartford Advisers HLS Fund Cl IB 1.80%......................................        5,000,517      0.940730           4,704,136
  Hartford Advisers HLS Fund Cl IB 1.65%......................................       31,594,566      0.943308          29,803,407
  Hartford Advisers HLS Fund Cl IB 1.80%......................................       10,601,116      0.940730           9,972,788
  Hartford Capital Appreciation HLS Fund Cl IA 1.25%..........................      551,293,800      7.709010       4,249,929,422
  Hartford Capital Appreciation HLS Fund Cl IA 1.50%..........................       62,896,845      1.364573          85,827,336
  Hartford Capital Appreciation HLS Fund Cl IA 1.40%..........................        8,949,537      7.678322          68,717,429
  Hartford Capital Appreciation HLS Fund Cl IA 0.80%..........................       23,361,441      1.282035          29,950,184
  Hartford Capital Appreciation HLS Fund Cl IA 1.65%..........................        2,806,310      1.359991           3,816,556
  Hartford Capital Appreciation HLS Fund Cl IA 0.95%..........................        1,702,781      1.277789           2,175,795
  Hartford Capital Appreciation HLS Fund Cl IA 1.45%..........................        3,891,795      7.694799          29,946,580
  Hartford Capital Appreciation HLS Fund Cl IA 1.70%..........................        1,528,817      1.362056           2,082,335
  Hartford Capital Appreciation HLS Fund Cl IA 1.60%..........................        1,167,102      7.664169           8,944,869
  Hartford Capital Appreciation HLS Fund Cl IA 1.00%..........................        1,494,030      1.279676           1,911,874
  Hartford Capital Appreciation HLS Fund Cl IA 1.85%..........................          179,869      1.357485             244,169
  Hartford Capital Appreciation HLS Fund Cl IA 1.15%..........................          700,305      1.275435             893,193
  Hartford Capital Appreciation HLS Fund Cl IB 1.45%..........................       79,597,604      0.871910          69,401,947

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Capital Appreciation HLS Fund Cl IB 1.60%..........................       13,944,036     $0.869538     $    12,124,869
  Hartford Capital Appreciation HLS Fund Cl IB 1.45%..........................       96,486,687      0.871910          84,127,707
  Hartford Capital Appreciation HLS Fund Cl IB 1.60%..........................       14,411,598      0.869538          12,531,432
  Hartford Capital Appreciation HLS Fund Cl IB 1.65%..........................       21,927,581      0.870309          19,083,771
  Hartford Capital Appreciation HLS Fund Cl IB 1.80%..........................        5,314,663      0.867937           4,612,793
  Hartford Capital Appreciation HLS Fund Cl IB 1.65%..........................       30,763,966      0.870309          26,774,156
  Hartford Capital Appreciation HLS Fund Cl IB 1.80%..........................       15,557,645      0.867937          13,503,056
  Hartford Mortgage Securities HLS Fund Cl IA 1.25%...........................       60,190,950      2.562975         154,267,899
  Hartford Mortgage Securities HLS Fund Cl IA 1.50%...........................        7,611,080      1.176284           8,952,791
  Hartford Mortgage Securities HLS Fund Cl IA 1.40%...........................        1,525,932      2.552779           3,895,366
  Hartford Mortgage Securities HLS Fund Cl IA 0.80%...........................          312,542      1.174922             367,212
  Hartford Mortgage Securities HLS Fund Cl IA 1.65%...........................          273,836      1.172322             321,024
  Hartford Mortgage Securities HLS Fund Cl IA 0.95%...........................            1,796      1.171037               2,104
  Hartford Mortgage Securities HLS Fund Cl IA 1.45%...........................          302,184      2.558257             773,063
  Hartford Mortgage Securities HLS Fund Cl IA 1.70%...........................          175,299      1.174117             205,822
  Hartford Mortgage Securities HLS Fund Cl IA 1.60%...........................          304,535      2.548085             775,982
  Hartford Mortgage Securities HLS Fund Cl IA 1.00%...........................            9,939      1.172760              11,656
  Hartford Mortgage Securities HLS Fund Cl IA 1.85%...........................           10,155      1.170161              11,883
  Hartford Mortgage Securities HLS Fund Cl IB 1.45%...........................        4,608,278      1.144467           5,274,022
  Hartford Mortgage Securities HLS Fund Cl IB 1.60%...........................          574,120      1.141332             655,262
  Hartford Mortgage Securities HLS Fund Cl IB 1.45%...........................        8,128,710      1.144467           9,303,041
  Hartford Mortgage Securities HLS Fund Cl IB 1.60%...........................          838,091      1.141332             956,540
  Hartford Mortgage Securities HLS Fund Cl IB 1.65%...........................          678,899      1.142349             775,539
  Hartford Mortgage Securities HLS Fund Cl IB 1.80%...........................          196,332      1.139245             223,670
  Hartford Mortgage Securities HLS Fund Cl IB 1.65%...........................        1,568,715      1.142349           1,792,021
  Hartford Mortgage Securities HLS Fund Cl IB 1.80%...........................          884,481      1.139245           1,007,641
  Hartford Index HLS Fund Cl IA 1.25%.........................................      178,287,065      4.339934         773,754,098
  Hartford Index HLS Fund Cl IA 1.50%.........................................       34,694,312      0.955179          33,139,278
  Hartford Index HLS Fund Cl IA 1.40%.........................................        3,811,152      4.322617          16,474,149
  Hartford Index HLS Fund Cl IA 0.80%.........................................        3,040,902      0.893931           2,718,357
  Hartford Index HLS Fund Cl IA 1.65%.........................................        1,166,564      0.951965           1,110,528
  Hartford Index HLS Fund Cl IA 0.95%.........................................          184,446      0.890975             164,337
  Hartford Index HLS Fund Cl IA 1.45%.........................................          889,728      4.331929           3,854,239
  Hartford Index HLS Fund Cl IA 1.70%.........................................          122,164      0.953418             116,474
  Hartford Index HLS Fund Cl IA 1.60%.........................................          211,556      4.314652             912,790
  Hartford Index HLS Fund Cl IA 1.00%.........................................          161,576      0.892280             144,171
  Hartford Index HLS Fund Cl IA 1.85%.........................................           38,085      0.950213              36,189
  Hartford Index HLS Fund Cl IA 1.15%.........................................           43,465      0.889331              38,655
  Hartford Index HLS Fund Cl IB 1.45%.........................................       15,660,083      0.812376          12,721,875
  Hartford Index HLS Fund Cl IB 1.60%.........................................        2,338,785      0.810156           1,894,780
  Hartford Index HLS Fund Cl IB 1.45%.........................................       12,282,253      0.812376           9,977,807
  Hartford Index HLS Fund Cl IB 1.60%.........................................        2,663,422      0.810156           2,157,787
  Hartford Index HLS Fund Cl IB 1.65%.........................................        1,042,221      0.810882             845,119
  Hartford Index HLS Fund Cl IB 1.80%.........................................          936,943      0.808669             757,677
  Hartford Index HLS Fund Cl IB 1.65%.........................................        3,969,270      0.810882           3,218,609
  Hartford Index HLS Fund Cl IB 1.80%.........................................        3,248,007      0.808669           2,626,562
  Hartford International Opportunities HLS Fund Cl IA 1.25%...................      339,519,009      1.489425         505,688,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford International Opportunities HLS Fund Cl IA 1.50%...................       13,357,193     $0.832550     $    11,120,531
  Hartford International Opportunities HLS Fund Cl IA 1.40%...................        4,466,381      1.483487           6,625,818
  Hartford International Opportunities HLS Fund Cl IA 0.80%...................        3,053,410      0.795813           2,429,943
  Hartford International Opportunities HLS Fund Cl IA 1.65%...................          671,073      0.829762             556,831
  Hartford International Opportunities HLS Fund Cl IA 0.95%...................           69,848      0.793182              55,402
  Hartford International Opportunities HLS Fund Cl IA 1.45%...................          732,710      1.486678           1,089,304
  Hartford International Opportunities HLS Fund Cl IA 1.70%...................          102,604      0.831021              85,266
  Hartford International Opportunities HLS Fund Cl IA 1.60%...................          393,778      1.480754             583,088
  Hartford International Opportunities HLS Fund Cl IA 1.00%...................          146,258      0.794343             116,179
  Hartford International Opportunities HLS Fund Cl IA 1.15%...................           54,365      0.791715              43,042
  Hartford International Opportunities HLS Fund Cl IB 1.45%...................        7,629,171      0.632036           4,821,911
  Hartford International Opportunities HLS Fund Cl IB 1.60%...................        1,105,383      0.630317             696,741
  Hartford International Opportunities HLS Fund Cl IB 1.45%...................        6,469,626      0.632036           4,089,036
  Hartford International Opportunities HLS Fund Cl IB 1.60%...................        1,177,094      0.630317             741,942
  Hartford International Opportunities HLS Fund Cl IB 1.65%...................          232,772      0.630879             146,851
  Hartford International Opportunities HLS Fund Cl IB 1.80%...................          220,578      0.629153             138,777
  Hartford International Opportunities HLS Fund Cl IB 1.65%...................        1,537,285      0.630879             969,841
  Hartford International Opportunities HLS Fund Cl IB 1.80%...................        1,102,992      0.629153             693,951
  Hartford Dividend & Growth HLS Fund Cl IA 1.25%.............................      690,921,608      2.668698       1,843,861,113
  Hartford Dividend & Growth HLS Fund Cl IA 1.50%.............................       29,626,920      1.080827          32,021,576
  Hartford Dividend & Growth HLS Fund Cl IA 1.40%.............................        9,102,790      2.658044          24,195,617
  Hartford Dividend & Growth HLS Fund Cl IA 0.80%.............................       16,653,316      1.115257          18,572,727
  Hartford Dividend & Growth HLS Fund Cl IA 1.65%.............................        1,487,156      1.077185           1,601,942
  Hartford Dividend & Growth HLS Fund Cl IA 0.95%.............................        1,046,650      1.111557           1,163,411
  Hartford Dividend & Growth HLS Fund Cl IA 1.45%.............................        4,063,440      2.663787          10,824,138
  Hartford Dividend & Growth HLS Fund Cl IA 1.70%.............................        1,413,816      1.078834           1,525,273
  Hartford Dividend & Growth HLS Fund Cl IA 1.60%.............................        1,721,960      2.653146           4,568,612
  Hartford Dividend & Growth HLS Fund Cl IA 1.00%.............................        1,562,714      1.113197           1,739,608
  Hartford Dividend & Growth HLS Fund Cl IA 1.85%.............................          248,254      1.075204             266,924
  Hartford Dividend & Growth HLS Fund Cl IA 1.15%.............................          504,491      1.109503             559,734
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................       22,427,091      1.126345          25,260,642
  Hartford Dividend & Growth HLS Fund Cl IB 1.60%.............................        3,984,034      1.123265           4,475,126
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................       34,206,136      1.126345          38,527,910
  Hartford Dividend & Growth HLS Fund Cl IB 1.60%.............................        4,973,049      1.123265           5,586,052
  Hartford Dividend & Growth HLS Fund Cl IB 1.65%.............................        3,003,884      1.124261           3,377,150
  Hartford Dividend & Growth HLS Fund Cl IB 1.80%.............................        1,714,524      1.121189           1,922,305
  Hartford Dividend & Growth HLS Fund Cl IB 1.65%.............................        9,494,864      1.124261          10,674,705
  Hartford Dividend & Growth HLS Fund Cl IB 1.80%.............................        4,697,308      1.121189           5,266,570
  Hartford Global Advisers HLS Fund Cl IA 1.50%...............................        5,080,195      1.001070           5,085,631
  Hartford Global Advisers HLS Fund Cl IA 1.40%...............................        2,528,698      1.526916           3,861,109
  Hartford Global Advisers HLS Fund Cl IA 0.80%...............................        1,571,064      0.966735           1,518,803
  Hartford Global Advisers HLS Fund Cl IA 1.65%...............................          299,376      0.997714             298,692
  Hartford Global Advisers HLS Fund Cl IA 0.95%...............................          197,311      0.963538             190,117
  Hartford Global Advisers HLS Fund Cl IA 1.45%...............................          353,145      1.530213             540,386
  Hartford Global Advisers HLS Fund Cl IA 1.70%...............................           59,259      0.999237              59,213
  Hartford Global Advisers HLS Fund Cl IA 1.60%...............................          196,187      1.524106             299,010
  Hartford Global Advisers HLS Fund Cl IA 1.00%...............................           40,108      0.964966              38,703

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Advisers HLS Fund Cl IA 1.85%...............................            6,139     $0.995870     $         6,114
  Hartford Global Advisers HLS Fund Cl IA 1.15%...............................            8,518      0.961762               8,192
  Hartford Global Advisers HLS Fund Cl IB 1.45%...............................        5,148,526      0.828340           4,264,730
  Hartford Global Advisers HLS Fund Cl IB 1.60%...............................        1,167,821      0.826087             964,722
  Hartford Global Advisers HLS Fund Cl IB 1.45%...............................        2,657,731      0.828340           2,201,505
  Hartford Global Advisers HLS Fund Cl IB 1.60%...............................          527,210      0.826087             435,521
  Hartford Global Advisers HLS Fund Cl IB 1.65%...............................          455,330      0.826808             376,471
  Hartford Global Advisers HLS Fund Cl IB 1.80%...............................          101,701      0.824561              83,859
  Hartford Global Advisers HLS Fund Cl IB 1.65%...............................        1,390,651      0.826808           1,149,802
  Hartford Global Advisers HLS Fund Cl IB 1.80%...............................          243,852      0.824561             201,071
  Hartford Global Advisers HLS Fund Cl IA 1.25%...............................      139,322,038      1.533019         213,583,329
  Hartford Small Company HLS Fund Cl IA 1.25%.................................      249,659,924      1.622498         405,072,728
  Hartford Small Company HLS Fund Cl IA 1.50%.................................       13,058,375      1.142784          14,922,902
  Hartford Small Company HLS Fund Cl IA 1.40%.................................        7,567,023      1.616034          12,228,566
  Hartford Small Company HLS Fund Cl IA 0.80%.................................        2,746,104      0.992850           2,726,469
  Hartford Small Company HLS Fund Cl IA 1.65%.................................          660,628      1.138949             752,422
  Hartford Small Company HLS Fund Cl IA 0.95%.................................           86,325      0.989554              85,424
  Hartford Small Company HLS Fund Cl IA 1.45%.................................        1,244,090      1.619517           2,014,826
  Hartford Small Company HLS Fund Cl IA 1.70%.................................          170,910      1.140676             194,953
  Hartford Small Company HLS Fund Cl IA 1.60%.................................          655,942      1.613066           1,058,077
  Hartford Small Company HLS Fund Cl IA 1.00%.................................          150,957      0.991019             149,601
  Hartford Small Company HLS Fund Cl IA 1.85%.................................           38,427      1.136848              43,685
  Hartford Small Company HLS Fund Cl IA 1.15%.................................           16,723      0.987736              16,518
  Hartford Small Company HLS Fund Cl IB 1.45%.................................       20,411,974      0.599710          12,241,265
  Hartford Small Company HLS Fund Cl IB 1.60%.................................        2,772,832      0.598073           1,658,356
  Hartford Small Company HLS Fund Cl IB 1.45%.................................       16,918,474      0.599710          10,146,178
  Hartford Small Company HLS Fund Cl IB 1.60%.................................        1,672,376      0.598073           1,000,203
  Hartford Small Company HLS Fund Cl IB 1.65%.................................        1,822,382      0.598600           1,090,878
  Hartford Small Company HLS Fund Cl IB 1.80%.................................        1,373,738      0.596955             820,060
  Hartford Small Company HLS Fund Cl IB 1.65%.................................        4,055,002      0.598600           2,427,324
  Hartford Small Company HLS Fund Cl IB 1.80%.................................        1,803,750      0.596955           1,076,758
  Hartford MidCap HLS Fund Cl IA 1.50%........................................       23,556,100      1.783774          42,018,759
  Hartford MidCap HLS Fund Cl IA 1.25%........................................      376,062,863      2.423387         911,345,850
  Hartford MidCap HLS Fund Cl IA 1.40%........................................       13,702,101      2.413717          33,072,995
  Hartford MidCap HLS Fund Cl IA 0.80%........................................        9,829,099      1.537677          15,113,980
  Hartford MidCap HLS Fund Cl IA 1.65%........................................        1,048,551      1.777790           1,864,104
  Hartford MidCap HLS Fund Cl IA 0.95%........................................          607,043      1.532585             930,344
  Hartford MidCap HLS Fund Cl IA 1.70%........................................          568,267      1.780492           1,011,795
  Hartford MidCap HLS Fund Cl IA 1.45%........................................        4,090,515      2.418922           9,894,638
  Hartford MidCap HLS Fund Cl IA 1.60%........................................          869,318      2.409274           2,094,426
  Hartford MidCap HLS Fund Cl IA 1.00%........................................          574,337      1.534844             881,517
  Hartford MidCap HLS Fund Cl IA 1.85%........................................           23,690      1.774521              42,039
  Hartford MidCap HLS Fund Cl IA 1.15%........................................          153,392      1.529761             234,652
  Hartford MidCap HLS Fund Cl IB 1.45%........................................       33,418,537      0.967334          32,326,887
  Hartford MidCap HLS Fund Cl IB 1.60%........................................        5,636,327      0.964700           5,437,365
  Hartford MidCap HLS Fund Cl IB 1.45%........................................       30,145,179      0.967334          29,160,457
  Hartford MidCap HLS Fund Cl IB 1.60%........................................        5,175,268      0.964700           4,992,582

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford MidCap HLS Fund Cl IB 1.65%........................................        3,934,540     $0.965554     $     3,799,011
  Hartford MidCap HLS Fund Cl IB 1.80%........................................        1,375,874      0.962922           1,324,860
  Hartford MidCap HLS Fund Cl IB 1.65%........................................        7,726,845      0.965554           7,460,686
  Hartford MidCap HLS Fund Cl IB 1.80%........................................        4,149,829      0.962922           3,995,962
  Hartford Global Leaders HLS Fund Cl IA 1.25%................................      173,294,258      1.476267         255,828,595
  Hartford Global Leaders HLS Fund Cl IA 1.50%................................       10,020,863      1.464264          14,673,189
  Hartford Global Leaders HLS Fund Cl IA 1.40%................................        8,749,764      1.470378          12,865,460
  Hartford Global Leaders HLS Fund Cl IA 0.80%................................       10,651,025      0.987167          10,514,341
  Hartford Global Leaders HLS Fund Cl IA 1.65%................................          682,346      1.459346             995,780
  Hartford Global Leaders HLS Fund Cl IA 0.95%................................          746,859      0.983911             734,842
  Hartford Global Leaders HLS Fund Cl IA 1.45%................................        2,824,910      1.473553           4,162,654
  Hartford Global Leaders HLS Fund Cl IA 1.70%................................          507,013      1.461556             741,028
  Hartford Global Leaders HLS Fund Cl IA 1.60%................................          565,160      1.467663             829,465
  Hartford Global Leaders HLS Fund Cl IA 1.00%................................          722,561      0.985350             711,975
  Hartford Global Leaders HLS Fund Cl IA 1.85%................................           18,825      1.456653              27,422
  Hartford Global Leaders HLS Fund Cl IA 1.15%................................          162,822      0.982105             159,908
  Hartford Global Leaders HLS Fund Cl IB 1.45%................................       21,774,989      0.674576          14,688,887
  Hartford Global Leaders HLS Fund Cl IB 1.60%................................        3,002,053      0.672731           2,019,574
  Hartford Global Leaders HLS Fund Cl IB 1.45%................................       21,588,272      0.674576          14,562,930
  Hartford Global Leaders HLS Fund Cl IB 1.60%................................        2,167,234      0.672731           1,457,966
  Hartford Global Leaders HLS Fund Cl IB 1.65%................................        1,612,830      0.673327           1,085,962
  Hartford Global Leaders HLS Fund Cl IB 1.80%................................          756,236      0.671491             507,805
  Hartford Global Leaders HLS Fund Cl IB 1.65%................................        4,831,467      0.673327           3,253,157
  Hartford Global Leaders HLS Fund Cl IB 1.80%................................        2,150,534      0.671491           1,444,064
  Hartford High Yield HLS Fund Cl IA 1.25%....................................       56,422,734      1.082831          61,096,287
  Hartford High Yield HLS Fund Cl IA 1.50%....................................        4,604,534      1.074071           4,945,596
  Hartford High Yield HLS Fund Cl IA 1.40%....................................        2,769,874      1.078506           2,987,326
  Hartford High Yield HLS Fund Cl IA 0.80%....................................        1,358,466      1.041495           1,414,835
  Hartford High Yield HLS Fund Cl IA 1.65%....................................          427,318      1.070454             457,424
  Hartford High Yield HLS Fund Cl IA 0.95%....................................          125,868      1.038042             130,657
  Hartford High Yield HLS Fund Cl IA 1.45%....................................          794,140      1.080837             858,335
  Hartford High Yield HLS Fund Cl IA 1.70%....................................           58,839      1.072094              63,081
  Hartford High Yield HLS Fund Cl IA 1.60%....................................          766,375      1.076529             825,025
  Hartford High Yield HLS Fund Cl IA 1.00%....................................           81,099      1.039569              84,308
  Hartford High Yield HLS Fund Cl IA 1.85%....................................           10,401      1.068491              11,114
  Hartford High Yield HLS Fund Cl IA 1.15%....................................           94,878      1.036123              98,305
  Hartford High Yield HLS Fund Cl IB 1.45%....................................        4,763,388      1.018375           4,850,916
  Hartford High Yield HLS Fund Cl IB 1.60%....................................          371,076      1.015616             376,871
  Hartford High Yield HLS Fund Cl IB 1.45%....................................        7,881,374      1.018375           8,026,195
  Hartford High Yield HLS Fund Cl IB 1.60%....................................          766,910      1.015616             778,886
  Hartford High Yield HLS Fund Cl IB 1.65%....................................        1,016,118      1.016508           1,032,892
  Hartford High Yield HLS Fund Cl IB 1.80%....................................          239,077      1.013731             242,359
  Hartford High Yield HLS Fund Cl IB 1.65%....................................        4,284,126      1.016508           4,354,848
  Hartford High Yield HLS Fund Cl IB 1.80%....................................        1,290,976      1.013731           1,308,702
  Hartford Growth & Income HLS Fund Cl IA 1.50%...............................       14,251,957      1.102048          15,706,341
  Hartford Growth & Income HLS Fund Cl IA 1.25%...............................      190,354,215      1.203560         229,102,720
  Hartford Growth & Income HLS Fund Cl IA 1.40%...............................       10,571,255      1.198767          12,672,472

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Growth & Income HLS Fund Cl IA 0.80%...............................       11,798,604     $0.989645     $    11,676,429
  Hartford Growth & Income HLS Fund Cl IA 1.65%...............................          861,997      1.098344             946,769
  Hartford Growth & Income HLS Fund Cl IA 0.95%...............................          878,198      0.986365             866,224
  Hartford Growth & Income HLS Fund Cl IA 1.70%...............................          247,851      1.100014             272,639
  Hartford Growth & Income HLS Fund Cl IA 1.45%...............................        2,499,747      1.201343           3,003,054
  Hartford Growth & Income HLS Fund Cl IA 1.60%...............................        1,103,938      1.196550           1,320,917
  Hartford Growth & Income HLS Fund Cl IA 1.00%...............................          578,327      0.987824             571,285
  Hartford Growth & Income HLS Fund Cl IA 1.85%...............................           86,414      1.096317              94,737
  Hartford Growth & Income HLS Fund Cl IA 1.15%...............................          291,782      0.984547             287,273
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................       15,751,781      0.872021          13,735,884
  Hartford Growth & Income HLS Fund Cl IB 1.60%...............................        1,927,471      0.869645           1,676,215
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................       15,042,158      0.872021          13,117,078
  Hartford Growth & Income HLS Fund Cl IB 1.60%...............................        2,970,432      0.869645           2,583,221
  Hartford Growth & Income HLS Fund Cl IB 1.65%...............................        1,178,238      0.870411           1,025,551
  Hartford Growth & Income HLS Fund Cl IB 1.80%...............................          974,741      0.868041             846,115
  Hartford Growth & Income HLS Fund Cl IB 1.65%...............................        4,347,417      0.870411           3,784,040
  Hartford Growth & Income HLS Fund Cl IB 1.80%...............................        1,566,930      0.868041           1,360,159
  Evergreen VA International Growth 1.25%.....................................        1,055,625      1.067563           1,126,946
  Evergreen VA International Growth 1.40%.....................................            8,183      1.063315               8,701
  Evergreen VA International Growth 1.45%.....................................          285,617      0.663078             189,388
  Evergreen VA International Growth 1.60%.....................................          168,681      0.661268             111,543
  Evergreen VA International Growth 1.65%.....................................           12,976      0.661870               8,588
  Evergreen VA International Growth 1.80%.....................................           88,453      0.660048              58,383
  Evergreen VA Capital Growth 1.25%...........................................          966,237      1.129941           1,091,791
  Evergreen VA Capital Growth 1.40%...........................................            8,587      1.125447               9,664
  Evergreen VA Capital Growth 1.45%...........................................          272,864      1.132020             308,888
  Evergreen VA Capital Growth 1.60%...........................................           15,703      1.128929              17,728
  Evergreen VA Capital Growth 1.65%...........................................          133,352      1.129938             150,680
  Evergreen VA Capital Growth 1.80%...........................................          181,126      1.126850             204,101
  Evergreen VA Growth 1.25%...................................................          656,935      1.119662             735,545
  Evergreen VA Growth 1.40%...................................................           12,522      1.115202              13,964
  Evergreen VA Growth 1.45%...................................................          133,220      0.810833             108,020
  Evergreen VA Growth 1.65%...................................................           15,916      0.809335              12,881
  Evergreen VA Growth 1.80%...................................................           13,133      0.807130              10,600
  Merrill Lynch Large Cap Growth Focus Fund 1.25%.............................        1,577,287      0.821590           1,295,883
  Merrill Lynch Large Cap Growth Focus Fund 1.40%.............................          343,249      0.818920             281,094
  Merrill Lynch Large Cap Growth Focus Fund 1.45%.............................           28,228      0.820059              23,149
  Merrill Lynch Large Cap Growth Focus Fund 1.60%.............................          238,986      0.817400             195,347
  Merrill Lynch Global Growth Focus Fund 1.25%................................        1,016,735      0.797023             810,362
  Merrill Lynch Global Growth Focus Fund 1.40%................................          372,524      0.794433             295,941
  Merrill Lynch Global Growth Focus Fund 1.45%................................            6,899      0.795557               5,489
  Merrill Lynch Global Growth Focus Fund 1.60%................................           24,178      0.792965              19,173
  Hartford Global Health HLS Fund Cl IA 1.25%.................................       67,197,728      1.480878          99,511,636
  Hartford Global Health HLS Fund Cl IA 1.50%.................................        3,113,037      1.474703           4,590,805
  Hartford Global Health HLS Fund Cl IA 0.80%.................................        1,656,172      1.492010           2,471,025
  Hartford Global Health HLS Fund Cl IA 1.40%.................................        3,676,593      1.477173           5,430,965
  Hartford Global Health HLS Fund Cl IA 1.65%.................................          189,159      1.471038             278,260

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Health HLS Fund Cl IA 0.95%.................................          108,847     $1.488276     $       161,994
  Hartford Global Health HLS Fund Cl IA 0.40%.................................           62,882      1.083740              68,148
  Hartford Global Health HLS Fund Cl IA 1.45%.................................        1,626,517      1.478148           2,404,234
  Hartford Global Health HLS Fund Cl IA 1.70%.................................           45,123      1.471986              66,421
  Hartford Global Health HLS Fund Cl IA 1.00%.................................          138,604      1.489255             206,417
  Hartford Global Health HLS Fund Cl IA 1.60%.................................          728,593      1.474451           1,074,275
  Hartford Global Health HLS Fund Cl IA 1.85%.................................           24,017      1.468325              35,264
  Hartford Global Health HLS Fund Cl IA 1.15%.................................           57,234      1.485537              85,023
  Hartford Global Health HLS Fund Cl IB 1.45%.................................        5,460,743      1.471559           8,035,805
  Hartford Global Health HLS Fund Cl IB 1.60%.................................        1,146,952      1.467877           1,683,585
  Hartford Global Health HLS Fund Cl IB 1.45%.................................        8,448,596      1.471559          12,432,607
  Hartford Global Health HLS Fund Cl IB 1.60%.................................        1,150,759      1.467877           1,689,173
  Hartford Global Health HLS Fund Cl IB 1.65%.................................          656,823      1.468851             964,775
  Hartford Global Health HLS Fund Cl IB 1.80%.................................          588,819      1.465178             862,725
  Hartford Global Health HLS Fund Cl IB 1.65%.................................        2,003,989      1.468851           2,943,561
  Hartford Global Health HLS Fund Cl IB 1.80%.................................          955,694      1.465178           1,400,262
  Hartford Global Technology HLS Fund Cl IA 1.25%.............................       83,872,189      0.473422          39,706,937
  Hartford Global Technology HLS Fund Cl IA 1.50%.............................        5,717,223      0.471447           2,695,368
  Hartford Global Technology HLS Fund Cl IA 0.80%.............................        1,550,587      0.477000             739,630
  Hartford Global Technology HLS Fund Cl IA 1.40%.............................        4,199,544      0.472234           1,983,168
  Hartford Global Technology HLS Fund Cl IA 1.65%.............................          141,988      0.470265              66,772
  Hartford Global Technology HLS Fund Cl IA 0.95%.............................           93,866      0.475803              44,662
  Hartford Global Technology HLS Fund Cl IA 1.45%.............................        1,864,246      0.472544             880,938
  Hartford Global Technology HLS Fund Cl IA 1.70%.............................          145,928      0.470577              68,670
  Hartford Global Technology HLS Fund Cl IA 1.00%.............................          165,427      0.476115              78,762
  Hartford Global Technology HLS Fund Cl IA 1.60%.............................          628,572      0.471364             296,286
  Hartford Global Technology HLS Fund Cl IA 1.85%.............................            5,656      0.469396               2,655
  Hartford Global Technology HLS Fund Cl IA 1.15%.............................           19,922      0.474924               9,462
  Hartford Global Technology HLS Fund Cl IB 1.45%.............................        7,289,100      0.470425           3,428,975
  Hartford Global Technology HLS Fund Cl IB 1.60%.............................        1,896,565      0.469254             889,971
  Hartford Global Technology HLS Fund Cl IB 1.45%.............................       12,201,558      0.470425           5,739,918
  Hartford Global Technology HLS Fund Cl IB 1.60%.............................        1,783,999      0.469254             837,149
  Hartford Global Technology HLS Fund Cl IB 1.65%.............................          510,112      0.469566             239,531
  Hartford Global Technology HLS Fund Cl IB 1.80%.............................          728,419      0.468387             341,182
  Hartford Global Technology HLS Fund Cl IB 1.65%.............................        2,504,789      0.469566           1,176,164
  Hartford Global Technology HLS Fund Cl IB 1.80%.............................        2,094,637      0.468387             981,101
  Evergreen VA Foundation Fund 1.45%..........................................          132,410      0.862557             114,211
  Evergreen VA Foundation Fund 1.80%..........................................            4,273      0.858633               3,669
  Evergreen VA Omega Fund 1.25%...............................................           28,708      0.735796              21,123
  Evergreen VA Omega Fund 1.45%...............................................          812,650      0.574965             467,245
  Evergreen VA Omega Fund 1.60%...............................................          130,752      0.573384              74,971
  Evergreen VA Omega Fund 1.65%...............................................          249,403      0.573899             143,133
  Evergreen VA Omega Fund 1.80%...............................................          108,211      0.572332              61,933
  Evergreen VA Special Equity Fund 1.45%......................................           37,254      0.705848              26,295
  First American International Portfolio 1.25%................................        1,771,949      0.593483           1,051,622
  First American International Portfolio 1.40%................................          249,350      0.591997             147,614
  First American International Portfolio 1.45%................................          294,350      0.772546             227,398

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  First American International Portfolio 1.60%................................           11,717     $0.771474     $         9,039
  First American International Portfolio 1.65%................................          145,149      0.771119             111,927
  First American International Portfolio 1.80%................................           32,652      0.770052              25,144
  First American Large Cap Growth Portfolio 1.25%.............................        2,143,799      0.550037           1,179,169
  First American Large Cap Growth Portfolio 1.40%.............................           97,594      0.548669              53,547
  First American Large Cap Growth Portfolio 1.45%.............................          201,586      0.654007             131,838
  First American Large Cap Growth Portfolio 1.60%.............................           27,213      0.653099              17,773
  First American Large Cap Growth Portfolio 1.65%.............................           50,939      0.652790              33,252
  First American Large Cap Growth Portfolio 1.80%.............................           49,649      0.651886              32,366
  First American Technology Portfolio 1.25%...................................        4,026,479      0.257951           1,038,634
  First American Technology Portfolio 1.40%...................................          590,417      0.257303             151,916
  First American Technology Portfolio 1.45%...................................          532,674      0.430321             229,220
  First American Technology Portfolio 1.60%...................................           84,560      0.429717              36,337
  First American Technology Portfolio 1.65%...................................           76,105      0.429519              32,689
  First American Technology Portfolio 1.80%...................................            7,744      0.428922               3,322
  First American Small Cap Growth Portfolio 1.25%.............................              706      1.101593                 778
  First American Small Cap Growth Portfolio 1.45%.............................            6,715      1.101128               7,393
  Hartford Focus HLS Fund Cl IA 0.40%.........................................           66,582      1.036417              69,007
  Hartford Focus HLS Fund Cl IA 0.80%.........................................          528,244      1.033639             546,014
  Hartford Focus HLS Fund Cl IA 0.95%.........................................           58,344      1.032604              60,246
  Hartford Focus HLS Fund Cl IA 1.00%.........................................           66,937      1.032252              69,096
  Hartford Focus HLS Fund Cl IA 1.15%.........................................           18,716      1.031213              19,300
  Hartford Focus HLS Fund Cl IA 1.25%.........................................       16,775,104      1.030520          17,287,079
  Hartford Focus HLS Fund Cl IA 1.40%.........................................          594,455      1.029486             611,983
  Hartford Focus HLS Fund Cl IA 1.45%.........................................        1,137,472      1.029148           1,170,627
  Hartford Focus HLS Fund Cl IA 1.50%.........................................          530,614      1.028800             545,896
  Hartford Focus HLS Fund Cl IA 1.60%.........................................          283,558      1.028110             291,529
  Hartford Focus HLS Fund Cl IA 1.65%.........................................           39,403      1.027768              40,497
  Hartford Focus HLS Fund Cl IA 1.70%.........................................           14,797      1.027426              15,202
  Hartford Focus HLS Fund Cl IA 1.85%.........................................            5,385      1.026392               5,527
  Hartford Focus HLS Fund Cl IB 1.45%.........................................        4,051,044      1.028004           4,164,490
  Hartford Focus HLS Fund Cl IB 1.60%.........................................          441,556      1.026969             453,464
  Hartford Focus HLS Fund Cl IB 1.65%.........................................        1,907,855      1.026629           1,958,659
  Hartford Focus HLS Fund Cl IB 1.80%.........................................          501,070      1.025602             513,898
  Hartford Global Communications HLS Fund Cl IA 0.80%.........................           26,164      0.712739              18,648
  Hartford Global Communications HLS Fund Cl IA 0.95%.........................            1,870      0.712024               1,332
  Hartford Global Communications HLS Fund Cl IA 1.25%.........................        1,221,204      0.710590             867,774
  Hartford Global Communications HLS Fund Cl IA 1.40%.........................           21,614      0.709879              15,343
  Hartford Global Communications HLS Fund Cl IA 1.45%.........................           36,798      0.709641              26,114
  Hartford Global Communications HLS Fund Cl IA 1.50%.........................           46,726      0.709401              33,147
  Hartford Global Communications HLS Fund Cl IA 1.60%.........................           99,394      0.708932              70,464
  Hartford Global Communications HLS Fund Cl IA 1.70%.........................            8,609      0.708450               6,099
  Hartford Global Communications HLS Fund Cl IA 1.85%.........................              724      0.707744                 513
  Hartford Global Communications HLS Fund Cl IB 1.45%.........................          721,490      0.708543             511,207
  Hartford Global Communications HLS Fund Cl IB 1.60%.........................           63,695      0.707833              45,086
  Hartford Global Communications HLS Fund Cl IB 1.65%.........................          132,478      0.707597              93,741
  Hartford Global Communications HLS Fund Cl IB 1.80%.........................          161,929      0.706877             114,464

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Financial Services HLS Fund Cl IA 0.80%.....................           42,639     $0.954679     $        40,707
  Hartford Global Financial Services HLS Fund Cl IA 0.95%.....................           13,589      0.953724              12,961
  Hartford Global Financial Services HLS Fund Cl IA 1.15%.....................            4,580      0.952442               4,362
  Hartford Global Financial Services HLS Fund Cl IA 1.25%.....................        3,277,207      0.951800           3,119,247
  Hartford Global Financial Services HLS Fund Cl IA 1.40%.....................          180,398      0.950853             171,532
  Hartford Global Financial Services HLS Fund Cl IA 1.45%.....................          117,828      0.950526             111,999
  Hartford Global Financial Services HLS Fund Cl IA 1.50%.....................          125,172      0.950206             118,939
  Hartford Global Financial Services HLS Fund Cl IA 1.60%.....................           73,900      0.949575              70,174
  Hartford Global Financial Services HLS Fund Cl IA 1.65%.....................            7,385      0.949260               7,010
  Hartford Global Financial Services HLS Fund Cl IA 1.70%.....................            4,097      0.948945               3,888
  Hartford Global Financial Services HLS Fund Cl IB 1.85%.....................              536      0.947993                 509
  Hartford Global Financial Services HLS Fund Cl IB 1.45%.....................        1,339,159      0.949177           1,271,099
  Hartford Global Financial Services HLS Fund Cl IB 1.60%.....................           47,954      0.948222              45,471
  Hartford Global Financial Services HLS Fund Cl IB 1.65%.....................          297,637      0.947908             282,133
  Hartford Global Financial Services HLS Fund Cl IB 1.80%.....................          443,536      0.946955             420,008
  Hartford International Capital Appreciation HLS Fund Cl IA 0.80%............           68,739      0.857006              58,909
  Hartford International Capital Appreciation HLS Fund Cl IA 0.95%............            7,326      0.856145               6,272
  Hartford International Capital Appreciation HLS Fund Cl IA 1.00%............            6,775      0.855854               5,798
  Hartford International Capital Appreciation HLS Fund Cl IA 1.15%............           10,791      0.854997               9,226
  Hartford International Capital Appreciation HLS Fund Cl IA 1.25%............        5,121,010      0.854418           4,375,486
  Hartford International Capital Appreciation HLS Fund Cl IA 1.40%............          224,950      0.853571             192,011
  Hartford International Capital Appreciation HLS Fund Cl IA 1.45%............          299,132      0.853283             255,244
  Hartford International Capital Appreciation HLS Fund Cl IA 1.50%............          282,804      0.852992             241,229
  Hartford International Capital Appreciation HLS Fund Cl IA 1.60%............           64,080      0.852419              54,623
  Hartford International Capital Appreciation HLS Fund Cl IA 1.70%............           38,050      0.851848              32,413
  Hartford International Capital Appreciation HLS Fund Cl IA 1.85%............               26      0.851001                  22
  Hartford International Capital Appreciation HLS Fund Cl IB 1.45%............        3,435,941      0.852270           2,928,350
  Hartford International Capital Appreciation HLS Fund Cl IB 1.60%............          312,015      0.851412             265,653
  Hartford International Capital Appreciation HLS Fund Cl IB 1.65%............          894,612      0.851130             761,431
  Hartford International Capital Appreciation HLS Fund Cl IB 1.80%............          350,620      0.850266             298,120
  Hartford International Small Company HLS Fund Cl IA 0.80%...................            4,951      0.934805               4,628
  Hartford International Small Company HLS Fund Cl IA 1.00%...................           16,724      0.933549              15,613
  Hartford International Small Company HLS Fund Cl IA 1.15%...................            5,165      0.932622               4,817
  Hartford International Small Company HLS Fund Cl IA 1.25%...................          865,252      0.931992             806,410
  Hartford International Small Company HLS Fund Cl IA 1.40%...................           57,132      0.931056              53,193
  Hartford International Small Company HLS Fund Cl IA 1.45%...................           21,366      0.930743              19,887
  Hartford International Small Company HLS Fund Cl IA 1.50%...................           90,830      0.930436              84,511
  Hartford International Small Company HLS Fund Cl IA 1.60%...................           51,220      0.929813              47,625
  Hartford International Small Company HLS Fund Cl IA 1.70%...................           12,414      0.929193              11,535
  Hartford International Small Company HLS Fund Cl IA 1.85%...................               23      0.928261                  21
  Hartford International Small Company HLS Fund Cl IB 1.45%...................          408,051      0.929630             379,336
  Hartford International Small Company HLS Fund Cl IB 1.60%...................            3,623      0.928695               3,364
  Hartford International Small Company HLS Fund Cl IB 1.65%...................           44,916      0.928382              41,699
  Hartford International Small Company HLS Fund Cl IB 1.80%...................           26,671      0.927459              24,736
  Hartford MidCap Value HLS Fund Cl IA 0.80%..................................        1,808,237      0.994493           1,798,279
  Hartford MidCap Value HLS Fund Cl IA 0.95%..................................          190,073      0.993481             188,834
  Hartford MidCap Value HLS Fund Cl IA 1.00%..................................          253,457      0.993160             251,723

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford MidCap Value HLS Fund Cl IA 1.15%..................................          105,523     $0.992167     $       104,696
  Hartford MidCap Value HLS Fund Cl IA 1.25%..................................       51,670,232      0.991496          51,230,830
  Hartford MidCap Value HLS Fund Cl IA 1.40%..................................        1,597,129      0.990502           1,581,960
  Hartford MidCap Value HLS Fund Cl IA 1.45%..................................        2,869,596      0.990170           2,841,388
  Hartford MidCap Value HLS Fund Cl IA 1.50%..................................        2,244,078      0.989834           2,221,264
  Hartford MidCap Value HLS Fund Cl IA 1.60%..................................        1,210,830      0.989172           1,197,719
  Hartford MidCap Value HLS Fund Cl IA 1.65%..................................           96,582      0.988835              95,503
  Hartford MidCap Value HLS Fund Cl IA 1.70%..................................          242,634      0.988509             239,846
  Hartford MidCap Value HLS Fund Cl IA 1.85%..................................           17,991      0.987521              17,767
  Hartford MidCap Value HLS Fund Cl IB 1.45%..................................       13,142,638      0.989060          12,998,857
  Hartford MidCap Value HLS Fund Cl IB 1.60%..................................        1,233,628      0.988068           1,218,908
  Hartford MidCap Value HLS Fund Cl IB 1.65%..................................        4,042,126      0.987730           3,992,529
  Hartford MidCap Value HLS Fund Cl IB 1.80%..................................        2,408,351      0.986744           2,376,426
  Hartford Value HLS Fund Cl IA 0.80%.........................................          530,130      1.003185             531,818
  Hartford Value HLS Fund Cl IA 0.95%.........................................          147,334      1.002185             147,656
  Hartford Value HLS Fund Cl IA 1.00%.........................................           44,520      1.001840              44,602
  Hartford Value HLS Fund Cl IA 1.15%.........................................           18,399      1.000839              18,414
  Hartford Value HLS Fund Cl IA 1.25%.........................................       19,695,133      1.000165          19,698,384
  Hartford Value HLS Fund Cl IA 1.40%.........................................        1,237,853      0.999160           1,236,813
  Hartford Value HLS Fund Cl IA 1.45%.........................................          961,262      0.998831             960,139
  Hartford Value HLS Fund Cl IA 1.50%.........................................          996,635      0.998499             995,139
  Hartford Value HLS Fund Cl IA 1.60%.........................................          308,619      0.997828             307,949
  Hartford Value HLS Fund Cl IA 1.65%.........................................           40,301      0.997492              40,200
  Hartford Value HLS Fund Cl IA 1.70%.........................................          220,775      0.997160             220,148
  Hartford Value HLS Fund Cl IA 1.85%.........................................           30,096      0.996158              29,981
  Hartford Value HLS Fund Cl IB 1.45%.........................................        7,230,761      0.997693           7,214,079
  Hartford Value HLS Fund Cl IB 1.60%.........................................          467,927      0.996687             466,377
  Hartford Value HLS Fund Cl IB 1.65%.........................................        1,656,944      0.996354           1,650,903
  Hartford Value HLS Fund Cl IB 1.80%.........................................          926,371      0.995354             922,067
  Prudential 20/20 Focus Portfolio 1.45%......................................           27,925      0.955402              26,680
  Prudential 20/20 Focus Portfolio 1.65%......................................            6,741      0.973423               6,561
  Prudential 20/20 Focus Portfolio 1.80%......................................           22,178      0.972196              21,561
  Prudential Jennison Portfolio 1.60%.........................................           43,564      0.627038              27,316
  Prudential Jennison Portfolio 1.65%.........................................           46,564      0.895130              41,681
  Prudential Jennison Portfolio 1.80%.........................................          104,715      0.894012              93,616
  Prudential Value Portfolio 1.60%............................................           40,584      0.940687              38,177
  Prudential Value Portfolio 1.65%............................................           17,040      0.940368              16,023
  Prudential Value Portfolio 1.80%............................................            6,208      0.939426               5,832
                                                                                                                  ---------------
  SUB-TOTAL...................................................................                                     22,865,307,638
                                                                                                                  ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Hartford Bond HLS Fund Cl IA 1.25%..........................................          980,159      2.593211           2,541,760
  Hartford Stock HLS Fund IA 1.25%............................................        2,854,744      5.709576          16,299,378
  Hartford Stock HLS Fund IA 0.80%............................................           24,883      0.912775              22,713
  Hartford Money Market HLS Fund Cl IA 1.25%..................................        1,387,711      1.910625           2,651,394
  Hartford Advisers HLS Fund Cl IA 1.25%......................................        4,843,890      4.433687          21,476,293
  Hartford Advisers HLS Fund Cl IA 0.80%......................................           26,162      1.009584              26,413

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Advisers HLS Fund Cl IB 1.45%......................................           51,605     $0.945042     $        48,769
  Hartford Capital Appreciation HLS Fund Cl IA 1.25%..........................        1,681,389      7.709010          12,961,845
  Hartford Capital Appreciation HLS Fund Cl IA 0.80%..........................           20,976      1.282035              26,892
  Hartford Mortgage Securities HLS Fund Cl IA 1.25%...........................          575,033      2.562975           1,473,795
  Hartford Index HLS Fund Cl IA 1.25%.........................................          679,813      4.339934           2,950,345
  Hartford International Opportunities HLS Fund Cl IA 1.25%...................        1,235,907      1.489425           1,840,791
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................            4,930      1.126345               5,553
  Hartford Dividend & Growth HLS Fund Cl IA 1.25%.............................        2,078,518      2.668698           5,546,936
  Hartford Dividend & Growth HLS Fund Cl IA 0.80%.............................           26,386      1.115257              29,427
  Hartford Global Advisers HLS Fund Cl IA 1.25%...............................          645,871      1.533019             990,133
  Hartford Small Company HLS Fund Cl IA 1.25%.................................        1,063,337      1.622498           1,725,262
  Hartford MidCap HLS Fund Cl IB 1.45%........................................            6,132      0.967334               5,932
  Hartford MidCap HLS Fund Cl IA 1.25%........................................        1,216,500      2.423387           2,948,051
  Hartford Global Leaders HLS Fund Cl IA 1.25%................................          714,329      1.476267           1,054,540
  Hartford Global Leaders HLS Fund Cl IA 0.80%................................           21,585      0.987167              21,308
  Hartford High Yield HLS Fund Cl IA 1.25%....................................          499,662      1.082831             541,049
  Hartford Growth & Income HLS Fund Cl IA 1.25%...............................          921,958      1.203560           1,109,631
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................            6,211      0.872021               5,416
  Evergreen VA Growth Fund 1.25%..............................................            1,824      1.119662               2,043
  Hartford Global Health HLS Fund Cl IA 1.25%.................................          219,021      1.480878             324,343
  Hartford Global Health HLS Fund Cl IB 1.45%.................................            4,293      1.471559               6,318
  Hartford Global Technology HLS Fund Cl IA 1.25%.............................          239,082      0.473422             113,187
  First American International Portfolio 1.25%................................            6,381      0.593483               3,787
  First American Large Cap Growth Portfolio 1.25%.............................            3,245      0.550037               1,785
  First American Technology Portfolio 1.25%...................................            3,660      0.257951                 944
  Hartford Focus HLS Fund Cl IA 1.25%.........................................           44,631      1.030520              45,993
  Hartford Global Financial Services HLS Fund Cl IA 1.25%.....................           21,704      0.951800              20,658
  Hartford International Small Company HLS Fund Cl IA 1.25%...................            2,882      0.931992               2,686
  Hartford MidCap Value HLS Fund Cl IA 1.25%..................................           82,246      0.991496              81,546
  Hartford Value HLS Fund Cl IA 1.25%.........................................           76,020      1.000165              76,033
                                                                                                                  ---------------
  SUB-TOTAL...................................................................                                         76,982,947
                                                                                                                  ---------------
GRAND TOTAL...................................................................                                    $22,942,290,585
                                                                                                                  ===============

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD       HARTFORD
                              BOND          STOCK      MONEY MARKET
                            HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $28,186,254  $  31,272,270  $22,654,669
EXPENSES:
  Mortality and expense
   undertakings..........   (7,847,553)   (51,944,237)  (8,385,616)
                           -----------  -------------  -----------
    Net investment income
     (loss)..............   20,338,701    (20,671,967)  14,269,053
                           -----------  -------------  -----------
CAPITAL GAINS INCOME.....      --         313,537,955        6,963
                           -----------  -------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (28,306)   (33,350,669)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   20,335,208   (882,508,033)     --
                           -----------  -------------  -----------
    Net gain (loss) on
     investments.........   20,306,902   (915,858,702)     --
                           -----------  -------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $40,645,603  $(622,992,714) $14,276,016
                           ===========  =============  ===========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                             HARTFORD        HARTFORD                     HARTFORD       HARTFORD       HARTFORD
                             HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND      GLOBAL
                             ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH        ADVISERS
                             HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 179,956,059  $    31,388,322  $  7,832,358  $   7,716,559  $     841,448  $  31,410,275  $  1,716,348
EXPENSES:
  Mortality and expense
   undertakings..........    (79,791,400)     (61,634,066)   (1,895,744)   (11,777,976)    (8,132,531)   (24,798,780)   (3,103,545)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net investment income
     (loss)..............    100,164,659      (30,245,744)    5,936,614     (4,061,417)    (7,291,083)     6,611,495    (1,387,197)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
CAPITAL GAINS INCOME.....    315,651,010    1,382,581,884       --          16,353,699     91,664,691    126,063,937    14,505,132
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (20,075,317)     (28,823,845)      (11,676)   (18,490,473)   (13,394,079)    (2,930,195)     (908,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (791,875,428)  (1,755,069,710)    2,095,695   (137,724,692)  (211,589,034)  (237,054,521)  (32,138,062)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net gain (loss) on
     investments.........   (811,950,745)  (1,783,893,555)    2,084,019   (156,215,165)  (224,983,113)  (239,984,716)  (33,046,732)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(396,135,076) $  (431,557,415) $  8,020,633  $(143,922,883) $(140,609,505) $(107,309,284) $(19,928,797)
                           =============  ===============  ============  =============  =============  =============  ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD        HARTFORD
                           SMALL COMPANY     MIDCAP      GLOBAL LEADERS
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    --        $    --         $  1,956,133
EXPENSES:
  Mortality and expense
   undertakings..........    (5,989,388)    (13,925,983)    (4,470,507)
                           -------------  -------------   ------------
    Net investment income
     (loss)..............    (5,989,388)    (13,925,983)    (2,514,374)
                           -------------  -------------   ------------
CAPITAL GAINS INCOME.....    34,842,117     138,899,591      3,956,414
                           -------------  -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (12,398,173)    (12,838,042)    (4,743,399)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (112,510,428)   (177,880,530)   (68,666,850)
                           -------------  -------------   ------------
    Net gain (loss) on
     investments.........  (124,908,601)   (190,718,572)   (73,410,249)
                           -------------  -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(96,055,872)  $ (65,744,964)  $(71,968,209)
                           =============  =============   ============

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          HARTFORD
                            HARTFORD       GROWTH     EVERGREEN VA    EVERGREEN VA                   MERRILL LYNCH    MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL  CAPITAL GROWTH  EVERGREEN VA   LARGE CAP GROWTH  GLOBAL GROWTH
                            HLS FUND      HLS FUND     GROWTH FUND        FUND        GROWTH FUND      FOCUS FUND      FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**  SUB-ACCOUNT**   SUB-ACCOUNT**    SUB-ACCOUNT*     SUB-ACCOUNT
                           -----------  ------------  -------------  --------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  46,091   $    --         $  15,935      $   8,576       $ --            $     327        $  11,976
EXPENSES:
  Mortality and expense
   undertakings..........    (944,842)    (3,651,152)     (21,381)       (22,397)        (11,810)        (20,756)         (15,340)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net investment income
     (loss)..............    (898,751)    (3,651,152)      (5,446)       (13,821)        (11,810)        (20,429)          (3,364)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
CAPITAL GAINS INCOME.....      --         11,508,843      135,029         18,644         163,057         --               --
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (115,852)      (704,823)         357         14,651           8,054           1,068           (4,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     285,398    (34,776,308)    (474,957)      (279,012)       (243,786)       (145,359)        (330,890)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net gain (loss) on
     investments.........     169,546    (35,481,131)    (474,600)      (264,361)       (235,732)       (144,291)        (335,073)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(729,205)  $(27,623,440)   $(345,017)     $(259,538)      $ (84,485)      $(164,720)       $(338,437)
                            =========   ============    =========      =========       =========       =========        =========

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD       HARTFORD
                             GLOBAL         GLOBAL        EVERGREEN
                           HEALTH HLS   TECHNOLOGY HLS  VA FOUNDATION
                              FUND           FUND           FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   --            $ 2,621
EXPENSES:
  Mortality and expense
   undertakings..........   (1,407,168)      (700,333)        (802)
                           -----------   ------------      -------
    Net investment income
     (loss)..............   (1,407,168)      (700,333)       1,819
                           -----------   ------------      -------
CAPITAL GAINS INCOME.....      --            --             --
                           -----------   ------------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (473,588)    (1,134,834)          (8)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,982,666    (14,023,965)      (4,756)
                           -----------   ------------      -------
    Net gain (loss) on
     investments.........    5,509,078    (15,158,799)      (4,764)
                           -----------   ------------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 4,101,910   $(15,859,132)     $(2,945)
                           ===========   ============      =======

  *  Amounts represent from inception, October 15, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            EVERGREEN    EVERGREEN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                            VA OMEGA    VA SPECIAL   INTERNATIONAL      LARGE CAP        TECHNOLOGY       SMALL CAP
                              FUND      EQUITY FUND    PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*
                           -----------  -----------  --------------  ----------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ --          $--          $ --             $ --             $ --              --$
EXPENSES:
  Mortality and expense
   undertakings..........     (9,282)        (325)       (19,603)         (15,800)         (17,072)            (4)
                            --------      -------      ---------        ---------        ---------           ----
    Net investment income
     (loss)..............     (9,282)        (325)       (19,603)         (15,800)         (17,072)            (4)
                            --------      -------      ---------        ---------        ---------           ----
CAPITAL GAINS INCOME.....     --           --            --               --               --              --
                            --------      -------      ---------        ---------        ---------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (40,201)           5        (13,114)          (9,087)         (12,067)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,796)      (1,552)      (395,628)        (413,871)        (866,672)           123
                            --------      -------      ---------        ---------        ---------           ----
    Net gain (loss) on
     investments.........    (75,997)      (1,547)      (408,742)        (422,958)        (878,739)           124
                            --------      -------      ---------        ---------        ---------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(85,279)     $(1,872)     $(428,345)       $(438,758)       $(895,811)          $120
                            ========      =======      =========        =========        =========           ====

  *  Amounts represent from inception, October 15, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                            HARTFORD          HARTFORD
                             HARTFORD        GLOBAL            GLOBAL
                              FOCUS      COMMUNICATIONS  FINANCIAL SERVICES
                             HLS FUND       HLS FUND          HLS FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $   43,111     $   9,027          $ 22,988
EXPENSES:
  Mortality and expense
   undertakings..........     (128,224)       (6,945)          (23,470)
                            ----------     ---------          --------
    Net investment income
     (loss)..............      (85,113)        2,082              (482)
                            ----------     ---------          --------
CAPITAL GAINS INCOME.....      --            --               --
                            ----------     ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,533)      (11,488)          (10,814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,269,690       (89,215)          (54,933)
                            ----------     ---------          --------
    Net gain (loss) on
     investments.........    1,264,157      (100,703)          (65,747)
                            ----------     ---------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,179,044     $ (98,621)         $(66,229)
                            ==========     =========          ========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                 HARTFORD          HARTFORD       HARTFORD
                              INTERNATIONAL      INTERNATIONAL     MIDCAP       HARTFORD
                           CAPITAL APPRECIATION  SMALL COMPANY     VALUE         VALUE      PRUDENTIAL 20/20  PRUDENTIAL JENNISON
                                 HLS FUND          HLS FUND       HLS FUND      HLS FUND    FOCUS PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT**       SUB-ACCOUNT**
                           --------------------  -------------  ------------  ------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............        $  8,670           $ 2,126      $   87,443    $  95,007         $   25            -$-
EXPENSES:
  Mortality and expense
   undertakings..........         (28,714)           (4,878)       (275,715)    (122,321)          (238)             (1,528)
                                 --------           -------      ----------    ---------         ------             -------
    Net investment income
     (loss)..............         (20,044)           (2,752)       (188,272)     (27,314)          (213)             (1,528)
                                 --------           -------      ----------    ---------         ------             -------
CAPITAL GAINS INCOME.....        --                  --             --           121,755             63                 907
                                 --------           -------      ----------    ---------         ------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (9,818)           (9,969)        (48,151)      (1,701)             2                  (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         235,089             3,202       5,001,021      821,146          2,664               4,285
                                 --------           -------      ----------    ---------         ------             -------
    Net gain (loss) on
     investments.........         225,271            (6,767)      4,952,870      819,445          2,666               4,282
                                 --------           -------      ----------    ---------         ------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $205,227           $(9,519)     $4,764,598    $ 913,886         $2,516             $ 3,661
                                 ========           =======      ==========    =========         ======             =======


                           PRUDENTIAL VALUE
                              PORTFOLIO
                             SUB-ACCOUNT*
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $   158
EXPENSES:
  Mortality and expense
   undertakings..........         (142)
                               -------
    Net investment income
     (loss)..............           16
                               -------
CAPITAL GAINS INCOME.....        2,702
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          450
                               -------
    Net gain (loss) on
     investments.........          453
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 3,171
                               =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            HARTFORD
                             HARTFORD        HARTFORD     MONEY MARKET
                           BOND HLS FUND  STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 20,338,701   $ (20,671,967)  $  14,269,053
  Capital gains income...       --          313,537,955           6,963
  Net realized gain
   (loss) on security
   transactions..........       (28,306)    (33,350,669)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    20,335,208    (882,508,033)       --
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    40,645,603    (622,992,714)     14,276,016
                           ------------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    81,380,116     226,594,033     177,456,693
  Net transfers..........   222,855,139      20,510,447     284,267,681
  Surrenders for benefit
   payments and fees.....   (57,602,074)   (295,454,948)   (225,581,529)
  Net annuity
   transactions..........       616,436      (1,576,880)        447,551
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   247,249,617     (49,927,348)    236,590,396
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets.........   287,895,220    (672,920,062)    250,866,412
NET ASSETS:
  Beginning of period....   474,446,605   4,584,522,050     478,019,668
                           ------------   --------------  -------------
  End of period..........  $762,341,825   $3,911,601,988  $ 728,886,080
                           ============   ==============  =============

 ** Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000*

                                                            HARTFORD
                             HARTFORD        HARTFORD     MONEY MARKET
                           BOND HLS FUND  STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (3,593,537)  $ (28,255,607)  $ 20,506,299
  Capital gains income...       --          525,864,668        (13,084)
  Net realized gain
   (loss) on security
   transactions..........       128,428      (1,718,314)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    48,761,767    (898,819,834)       --
                           ------------   --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    45,296,658    (402,929,087)    20,493,215
                           ------------   --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    24,865,007     351,481,795    135,743,647
  Net transfers..........    (4,047,902)    230,172,125    (68,105,485)
  Surrenders for benefit
   payments and fees.....   (38,707,801)   (307,434,892)  (157,340,023)
  Net annuity
   transactions..........       (65,687)      2,417,826     (1,217,664)
                           ------------   --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (17,956,383)    276,636,854    (90,919,525)
                           ------------   --------------  ------------
  Net increase (decrease)
   in net assets.........    27,340,275    (126,292,233)   (70,426,310)
NET ASSETS:
  Beginning of period....   447,106,330   4,710,814,283    548,445,978
                           ------------   --------------  ------------
  End of period..........  $474,446,605   $4,584,522,050  $478,019,668
                           ============   ==============  ============

  * Results are for the period January 1, 2000, through December 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              HARTFORD        HARTFORD                      HARTFORD
                              HARTFORD         CAPITAL        MORTGAGE                    INTERNATIONAL     HARTFORD
                              ADVISERS      APPRECIATION     SECURITIES      HARTFORD     OPPORTUNITIES   DIVIDEND AND
                              HLS FUND        HLS FUND        HLS FUND    INDEX HLS FUND    HLS FUND     GROWTH HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $  100,164,659  $   (30,245,744) $  5,936,614  $  (4,061,417)  $  (7,291,083) $    6,611,495
  Capital gains income...     315,651,010    1,382,581,884       --          16,353,699      91,664,691     126,063,937
  Net realized gain
   (loss) on security
   transactions..........     (20,075,317)     (28,823,845)      (11,676)   (18,490,473)    (13,394,079)     (2,930,195)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (791,875,428)  (1,755,069,710)    2,095,695   (137,724,692)   (211,589,034)   (237,054,521)
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (396,135,076)    (431,557,415)    8,020,633   (143,922,883)   (140,609,505)   (107,309,284)
                           --------------  ---------------  ------------  --------------  -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............     338,273,457      311,468,921    21,117,121     42,586,778      25,082,823     126,710,513
  Net transfers..........     131,339,837      152,473,187    63,107,118    (17,417,983)    (52,022,865)    180,328,496
  Surrenders for benefit
   payments and fees.....    (568,282,887)    (331,538,003)  (16,132,624)   (60,890,205)    (60,919,202)   (131,234,638)
  Net annuity
   transactions..........         463,374           90,973       812,302       (135,645)        (39,971)        401,139
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (98,206,219)     132,495,078    68,903,917    (35,857,055)    (87,899,215)    176,205,510
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets.........    (494,341,295)    (299,062,337)   76,924,550   (179,779,938)   (228,508,720)     68,896,226
NET ASSETS:
  Beginning of period....   6,696,093,572    5,038,650,547   114,121,783  1,049,393,764     771,042,065   1,972,676,825
                           --------------  ---------------  ------------  --------------  -------------  --------------
  End of period..........  $6,201,752,277  $ 4,739,588,210  $191,046,333  $ 869,613,826   $ 542,533,345  $2,041,573,051
                           ==============  ===============  ============  ==============  =============  ==============


                              HARTFORD
                           GLOBAL ADVISERS
                              HLS FUND
                            SUB-ACCOUNT**
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,387,197)
  Capital gains income...     14,505,132
  Net realized gain
   (loss) on security
   transactions..........       (908,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (32,138,062)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (19,928,797)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............     11,698,624
  Net transfers..........     (6,447,503)
  Surrenders for benefit
   payments and fees.....    (16,875,788)
  Net annuity
   transactions..........        486,160
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (11,138,507)
                            ------------
  Net increase (decrease)
   in net assets.........    (31,067,304)
NET ASSETS:
  Beginning of period....    267,224,417
                            ------------
  End of period..........   $236,157,113
                            ============

                                              HARTFORD       HARTFORD                       HARTFORD
                              HARTFORD        CAPITAL        MORTGAGE                     INTERNATIONAL     HARTFORD
                              ADVISERS      APPRECIATION    SECURITIES       HARTFORD     OPPORTUNITIES   DIVIDEND AND
                              HLS FUND        HLS FUND       HLS FUND     INDEX HLS FUND    HLS FUND     GROWTH HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment (loss)
   income................  $  (30,951,537) $  (28,111,680) $    (636,382) $  (5,590,249)  $  1,709,312   $    7,427,565
  Capital gains income...     599,400,031     660,408,741       --           10,865,879    100,265,002      174,609,262
  Net realized gain
   (loss) on security
   transactions..........        (354,380)     (1,784,633)      (408,797)      (457,665)     7,760,737        2,007,059
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (706,106,487)   (139,905,164)    10,499,940   (128,177,440)  (268,560,736)     (16,408,115)
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (138,012,373)    490,607,264      9,454,761   (123,359,475)  (158,825,685)     167,635,771
                           --------------  --------------  -------------  --------------  ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     318,281,885     338,555,687      4,897,823     80,969,176     56,588,662       62,714,933
  Net transfers..........      61,773,881     426,929,029    (11,004,244)    43,802,623     33,028,611     (123,746,791)
  Surrenders for benefit
   payments and fees.....    (564,711,303)   (318,352,198)   (11,805,787)   (69,744,017)   (60,886,773)    (119,079,487)
  Net annuity
   transactions..........       3,166,889       4,369,842         44,393        387,463        706,096          415,214
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (181,488,648)    451,502,360    (17,867,815)    55,415,245     29,436,596     (179,696,131)
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net increase (decrease)
   in net assets.........    (319,501,021)    942,109,624     (8,413,054)   (67,944,230)  (129,389,089)     (12,060,360)
NET ASSETS:
  Beginning of period....   7,015,594,593   4,096,540,923    122,534,837  1,117,337,994    900,431,154    1,984,737,185
                           --------------  --------------  -------------  --------------  ------------   --------------
  End of period..........  $6,696,093,572  $5,038,650,547  $ 114,121,783  $1,049,393,764  $771,042,065   $1,972,676,825
                           ==============  ==============  =============  ==============  ============   ==============

                             HARTFORD
                           INTERNATIONAL
                             ADVISERS
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 12,134,030
  Capital gains income...    18,555,131
  Net realized gain
   (loss) on security
   transactions..........      (416,945)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (52,801,465)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (22,529,249)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    19,950,088
  Net transfers..........    11,927,907
  Surrenders for benefit
   payments and fees.....   (16,503,155)
  Net annuity
   transactions..........       129,235
                           ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    15,504,075
                           ------------
  Net increase (decrease)
   in net assets.........    (7,025,174)
NET ASSETS:
  Beginning of period....   274,249,591
                           ------------
  End of period..........  $267,224,417
                           ============

  * Results are for the period January 1, 2000, through December 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD                       HARTFORD
                               SMALL         HARTFORD        GLOBAL
                              COMPANY         MIDCAP        LEADERS
                             HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (5,989,388) $  (13,925,983) $ (2,514,374)
  Capital gains income...     34,842,117     138,899,591     3,956,414
  Net realized gain
   (loss) on security
   transactions..........    (12,398,173)    (12,838,042)   (4,743,399)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (112,510,428)   (177,880,530)  (68,666,850)
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (96,055,872)    (65,744,964)  (71,968,209)
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     33,311,842      93,180,720    45,349,313
  Net transfers..........    (14,192,539)     59,677,557    14,419,397
  Surrenders for benefit
   payments and fees.....    (27,204,319)    (62,578,763)  (20,001,357)
  Net annuity
   transactions..........       (303,119)        339,635       265,833
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,388,135)     90,619,149    40,033,186
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets.........   (104,444,007)     24,874,185   (31,935,023)
NET ASSETS:
  Beginning of period....    575,896,462   1,085,082,707   374,275,874
                           -------------  --------------  ------------
  End of period..........  $ 471,452,455  $1,109,956,892  $342,340,851
                           =============  ==============  ============

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD                       HARTFORD
                               SMALL         HARTFORD        GLOBAL
                              COMPANY         MIDCAP        LEADERS
                             HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $  (7,640,449) $  (10,010,224) $ (1,915,611)
  Capital gains income...     73,300,228      33,566,247     1,740,008
  Net realized (loss)
   gain on security
   transactions..........       (984,819)     (1,157,431)     (175,953)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (168,478,905)     98,418,503   (35,871,574)
                           -------------  --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   (103,803,945)    120,817,095   (36,223,130)
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     88,084,216     162,563,275    94,548,181
  Net transfers..........    160,322,628     447,210,981   212,569,922
  Surrenders for benefit
   payments and fees.....    (33,082,702)    (40,955,525)  (15,565,821)
  Net annuity
   transactions..........        399,219       1,254,322       955,000
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    215,723,361     570,073,053   292,507,282
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets.........    111,919,416  $  690,890,148   256,284,152
NET ASSETS:
  Beginning of period....    463,977,046     394,192,559   117,991,722
                           -------------  --------------  ------------
  End of period..........  $ 575,896,462  $1,085,082,707  $374,275,874
                           =============  ==============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                          HARTFORD
                            HARTFORD       GROWTH     EVERGREEN VA                                        MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL     EVERGREEN VA      EVERGREEN VA   LARGE CAP GROWTH
                            HLS FUND      HLS FUND     GROWTH FUND   CAPITAL GROWTH FUND   GROWTH FUND      FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**    SUB-ACCOUNT*
                           -----------  ------------  -------------  -------------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  (898,751) $ (3,651,152)  $   (5,446)       $  (13,821)       $  (11,810)      $  (20,429)
  Capital gains income...      --         11,508,843      135,029            18,644           163,057         --
  Net realized gain
   (loss) on security
   transactions..........     (115,852)     (704,823)         357            14,651             8,054            1,068
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      285,398   (34,776,308)    (474,957)         (279,012)         (243,786)        (145,359)
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (729,205)  (27,623,440)    (345,017)         (259,538)          (84,485)        (164,720)
                           -----------  ------------   ----------        ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............   19,672,244    48,206,045      275,071           560,372            95,255          137,134
  Net transfers..........   41,488,656    57,503,613      (45,224)           60,580          (125,132)         345,477
  Surrenders for benefit
   payments and fees.....   (5,733,681)  (19,055,460)    (118,660)         (175,016)         (117,470)         (56,152)
  Net annuity
   transactions..........      334,057       456,938      --               --                    (169)        --
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   55,761,276    87,111,136      111,187           445,936          (147,516)         426,459
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........   55,032,071    59,487,696     (233,830)          186,398          (232,001)         261,739
NET ASSETS:
  Beginning of period....   39,452,940   256,276,474    1,737,379         1,596,454         1,115,053        1,533,734
                           -----------  ------------   ----------        ----------        ----------       ----------
  End of period..........  $94,485,011  $315,764,170   $1,503,549        $1,782,852        $  883,052       $1,795,473
                           ===========  ============   ==========        ==========        ==========       ==========


                           MERRILL LYNCH
                           GLOBAL GROWTH
                            FOCUS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (3,364)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (4,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (330,890)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (338,437)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............       91,933
  Net transfers..........       66,365
  Surrenders for benefit
   payments and fees.....      (39,210)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      119,088
                            ----------
  Net increase (decrease)
   in net assets.........     (219,349)
NET ASSETS:
  Beginning of period....    1,350,317
                            ----------
  End of period..........   $1,130,968
                            ==========

                                          HARTFORD     MENTOR VIP
                            HARTFORD       GROWTH       PERPETUAL    MENTOR VIP                                MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL    CAPITAL    MENTOR VIP   MERCURY VI US   GLOBAL GROWTH
                            HLS FUND      HLS FUND        FUND       GROWTH FUND  GROWTH FUND  LARGE CAP FUND   FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -------------  -----------  -----------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 2,532,354  $ (1,784,859)  $  (25,310)   $  (18,716)  $  (13,093)    $   (9,845)    $   (5,060)
  Capital gains income...      --          3,431,755      173,572        48,657       --             23,276         83,430
  Net realized (loss)
   gain on security
   transactions..........       (4,149)      (31,418)     (31,042)       44,672        9,953           (658)        (1,161)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (2,471,801)  (18,778,174)    (407,219)      160,881      106,630       (220,306)      (295,297)
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       56,404   (17,162,696)    (289,999)      235,494      103,490       (207,533)      (218,088)
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    7,267,400    56,915,607      104,553       108,778       33,503        960,078        850,038
  Net transfers..........    9,821,605    98,988,097        6,362      (121,478)      94,658        805,394        644,423
  Surrenders for benefit
   payments and fees.....   (2,290,904)  (12,722,949)    (166,173)     (207,105)      (7,594)       (38,310)       (21,459)
  Net annuity
   transactions..........      133,961       590,770      --             --              (75)       --             --
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   14,932,062   143,771,525      (55,258)     (219,805)     120,492      1,727,162      1,473,002
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........   14,988,466   126,608,829     (345,257)       15,689      223,982      1,519,629      1,254,914
NET ASSETS:
  Beginning of period....   24,464,474   129,667,645    2,082,636     1,580,765      891,071         14,105         95,403
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  End of period..........  $39,452,940  $256,276,474   $1,737,379    $1,596,454   $1,115,053     $1,533,734     $1,350,317
                           ===========  ============   ==========    ==========   ==========     ==========     ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GLOBAL  HARTFORD GLOBAL    EVERGREEN
                             HEALTH HLS     TECHNOLOGY HLS   VA FOUNDATION
                                FUND             FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,407,168)    $   (700,333)     $  1,819
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........       (473,588)      (1,134,834)           (8)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,982,666      (14,023,965)       (4,756)
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,101,910      (15,859,132)       (2,945)
                            ------------     ------------      --------
UNIT TRANSACTIONS:
  Purchases..............     29,461,578       14,445,330        56,724
  Net transfers..........     36,890,100       21,695,419        36,820
  Surrenders for benefit
   payments and fees.....     (5,970,466)      (2,624,076)       (1,116)
  Net annuity
   transactions..........        140,600           40,816        --
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     60,521,812       33,557,489        92,428
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets.........     64,623,722       17,698,357        89,483
NET ASSETS:
  Beginning of period....     82,103,899       42,622,131        28,397
                            ------------     ------------      --------
  End of period..........   $146,727,621     $ 60,320,488      $117,880
                            ============     ============      ========

***  Amounts represent from inception, October 15, 2001 to December 31, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           HARTFORD GLOBAL  HARTFORD GLOBAL    EVERGREEN
                             HEALTH HLS     TECHNOLOGY HLS   VA FOUNDATION
                                FUND             FUND         GROWTH FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT*    SUB-ACCOUNT**
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   (loss)................    $  (108,218)    $   (239,650)      $   (11)
  Capital gains income...      1,939,035         --              --
  Net realized gain
   (loss) on security
   transactions..........         12,659         (131,124)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,900,333      (20,280,637)          564
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      9,743,809      (20,651,411)          553
                             -----------     ------------       -------
UNIT TRANSACTIONS:
  Purchases..............     18,772,220       18,432,250        27,844
  Net transfers..........     54,461,031       45,887,315        --
  Surrenders for benefit
   payments and fees.....     (1,030,125)      (1,167,161)       --
  Net annuity
   transactions..........        156,964          121,138        --
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     72,360,090       63,273,542        27,844
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets.........     82,103,899       42,622,131        28,397
NET ASSETS:
  Beginning of period....       --               --              --
                             -----------     ------------       -------
  End of period..........    $82,103,899     $ 42,622,131       $28,397
                             ===========     ============       =======

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            EVERGREEN    EVERGREEN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                            VA OMEGA    VA SPECIAL   INTERNATIONAL      LARGE CAP        TECHNOLOGY       SMALL CAP
                              FUND      EQUITY FUND    PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT***
                           -----------  -----------  --------------  ----------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (9,282)     $  (325)     $  (19,603)      $  (15,800)      $  (17,072)        $   (4)
  Capital gains income...     --           --             --              --                --             --
  Net realized gain
   (loss) on security
   transactions..........    (40,201)           5         (13,114)          (9,087)         (12,067)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,796)      (1,552)       (395,628)        (413,871)        (866,672)           123
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (85,279)      (1,872)       (428,345)        (438,758)        (895,811)           120
                            --------      -------      ----------       ----------       ----------         ------
UNIT TRANSACTIONS:
  Purchases..............    428,843        6,950         521,224          356,622          647,666          9,190
  Net transfers..........     69,682        4,420         574,160          871,622          898,044         (1,138)
  Surrenders for benefit
   payments and fees.....    (17,549)          (7)        (65,626)        (111,039)         (29,320)            (1)
  Net annuity
   transactions..........     --           --                (427)            (204)            (120)       --
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    480,976       11,363       1,029,331        1,117,001        1,516,270          8,051
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets.........    395,697        9,491         600,986          678,243          620,459          8,171
NET ASSETS:
  Beginning of period....    372,708       16,804         975,545          771,486          872,603        --
                            --------      -------      ----------       ----------       ----------         ------
  End of period..........   $768,405      $26,295      $1,576,531       $1,449,729       $1,493,062         $8,171
                            ========      =======      ==========       ==========       ==========         ======

                             EVERGREEN      EVERGREEN    FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                             VA OMEGA      VA SPECIAL    INTERNATIONAL      LARGE CAP        TECHNOLOGY
                               FUND        EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT**  SUB-ACCOUNT**   SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT*
                           -------------  -------------  --------------  ----------------  --------------
OPERATIONS:
  Net investment
   (loss)................    $   (763)       $    (4)       $ (2,754)       $  (2,184)       $   (3,107)
  Capital gains income...      --             --             --               --                --
  Net realized gain
   (loss) on security
   transactions..........         (86)        --                  62              (19)              (69)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (41,389)           808           7,184         (109,999)         (427,583)
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (42,238)           804           4,492         (112,202)         (430,759)
                             --------        -------        --------        ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............     213,175         16,000         442,889          415,999           649,239
  Net transfers..........     201,682         --             531,252          469,682           656,928
  Surrenders for benefit
   payments and fees.....          89         --              (8,386)          (5,244)           (6,013)
  Net annuity
   transactions..........      --             --               5,298            3,251             3,208
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     414,946         16,000         971,053          883,688         1,303,362
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets.........     372,708         16,804         975,545          771,486           872,603
NET ASSETS:
  Beginning of period....      --             --             --               --                --
                             --------        -------        --------        ---------        ----------
  End of period..........    $372,708        $16,804        $975,545        $ 771,486        $  872,603
                             ========        =======        ========        =========        ==========

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                            HARTFORD          HARTFORD
                             HARTFORD        GLOBAL            GLOBAL
                              FOCUS      COMMUNICATIONS  FINANCIAL SERVICES
                             HLS FUND       HLS FUND          HLS FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (85,113)    $    2,082        $     (482)
  Capital gains income...      --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (5,533)       (11,488)          (10,814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,269,690        (89,215)          (54,933)
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,179,044        (98,621)          (66,229)
                           -----------     ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............    8,188,497        784,924         2,097,164
  Net transfers..........   18,880,082      1,127,875         3,755,305
  Surrenders for benefit
   payments and fees.....     (422,867)       (10,246)         (104,752)
  Net annuity
   transactions..........       43,751        --                 19,207
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   26,689,463      1,902,553         5,766,924
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets.........   27,868,507      1,803,932         5,700,695
NET ASSETS:
  Beginning of period....      --             --               --
                           -----------     ----------        ----------
  End of period..........  $27,868,507     $1,803,932        $5,700,695
                           ===========     ==========        ==========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD      HARTFORD                       PRUDENTIAL
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE     VALUE      PRUDENTIAL 20/20    JENNISON
                                 HLS FUND          HLS FUND       HLS FUND      HLS FUND       FOCUS FUND         FUND
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------------  -------------  ------------  ------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $  (20,044)       $   (2,752)   $  (188,272)  $   (27,314)      $  (213)        $ (1,528)
  Capital gains income...        --                  --             --            121,755            63              907
  Net realized gain
   (loss) on security
   transactions..........           (9,818)           (9,969)       (48,151)       (1,701)            2               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          235,089             3,202      5,001,021       821,146         2,664            4,285
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          205,227            (9,519)     4,764,598       913,886         2,516            3,661
                                ----------        ----------    -----------   -----------       -------         --------
UNIT TRANSACTIONS:
  Purchases..............        4,205,090           612,240     25,399,180    10,217,118        42,416          134,410
  Net transfers..........        5,243,963           912,979     53,179,401    23,818,167         9,866           24,612
  Surrenders for benefit
   payments and fees.....         (169,493)          (18,414)      (981,878)     (464,891)            4              (70)
  Net annuity
   transactions..........        --                    2,775         76,774        76,421       --                --
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        9,279,560         1,509,580     77,673,477    33,646,815        52,286          158,952
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets.........        9,484,787         1,500,061     82,438,075    34,560,701        54,802          162,613
NET ASSETS:
  Beginning of period....        --                  --             --            --            --                --
                                ----------        ----------    -----------   -----------       -------         --------
  End of period..........       $9,484,787        $1,500,061    $82,438,075   $34,560,701       $54,802         $162,613
                                ==========        ==========    ===========   ===========       =======         ========


                           PRUDENTIAL VALUE
                            PORTFOLIO FUND
                             SUB-ACCOUNT*
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    16
  Capital gains income...        2,702
  Net realized gain
   (loss) on security
   transactions..........            3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          450
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,171
                               -------
UNIT TRANSACTIONS:
  Purchases..............       51,221
  Net transfers..........        5,640
  Surrenders for benefit
   payments and fees.....      --
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       56,861
                               -------
  Net increase (decrease)
   in net assets.........       60,032
NET ASSETS:
  Beginning of period....      --
                               -------
  End of period..........      $60,032
                               =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expenses risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-42 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
HLA Separate Account One
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       4,214,866   1.206638        5,085,817    0.78%     3.81%        7.81%
        Highest contract
         charges.........         131,019   1.169037          153,166    1.63%     3.86%        5.26%
        Remaining
         contract
         charges.........     339,759,187     --          757,102,842    --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      33,740,159   0.912775       30,797,173    0.79%     1.04%      (12.93)%
        Highest contract
         charges.........         160,074   0.963541          154,238    1.65%     1.53%      (15.36)%
        Remaining
         contract
         charges.........     910,917,142     --        3,880,650,577    --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............          96,207   1.017775           97,917    0.19%     0.85%        1.78%
        Highest contract
         charges.........         547,323   1.117678          611,731    1.66%     2.41%        1.64%
        Remaining
         contract
         charges.........     452,052,418     --          728,176,432    --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      42,120,614   1.009584       42,524,298    0.78%     3.17%       (5.40)%
        Highest contract
         charges.........         419,529   1.030542          432,343    1.64%     3.90%       (7.50)%
        Remaining
         contract
         charges.........   1,706,572,743     --        6,158,795,636    --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      23,382,416   1.282035       29,977,076    0.79%     0.87%       (7.68)%
        Highest contract
         charges.........         179,869   1.357485          244,169    1.64%     1.39%      (13.30)%
        Remaining
         contract
         charges.........     916,116,492     --        4,709,366,965    --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............         312,542   1.174922          367,212    0.76%     3.68%        6.64%
        Highest contract
         charges.........          10,155   1.170161           11,883    1.55%    --            4.72%
        Remaining
         contract
         charges.........      88,448,210     --          190,667,238    --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       3,040,902   0.893931        2,718,357    0.79%     1.11%      (13.01)%
        Highest contract
         charges.........          38,085   0.950213           36,189    1.67%     1.65%      (16.59)%
        Remaining
         contract
         charges.........     262,392,824     --          866,859,280    --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       3,053,410   0.795813        2,429,943    0.79%     0.13%      (19.38)%
        Highest contract
         charges.........       1,102,992   0.629153          693,951    1.62%     0.25%      (19.71)%
        Remaining
         contract
         charges.........     379,121,033     --          539,409,451    --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............      16,679,702   1.115257       18,602,155    0.78%     2.82%       (4.80)%
        Highest contract
         charges.........         248,254   1.075204          266,924    1.66%     3.07%       (3.64)%
        Remaining
         contract
         charges.........     828,035,882     --        2,022,703,972    --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       1,571,064   0.966735        1,518,803    0.79%     0.88%       (7.00)%
        Highest contract
         charges.........           6,139   0.995870            6,114    1.65%     1.09%       (7.92)%
        Remaining
         contract
         charges.........     160,423,528     --          234,632,196    --       --           --
  Hartford Small Company
   HLS Fund
    2001 Lowest contract
     charges.............       2,746,104   0.992850        2,726,469    0.79%    --          (15.60)%
        Highest contract
         charges.........          38,427   1.136848           43,685    1.66%    --          (13.05)%
        Remaining
         contract
         charges.........     325,164,762     --          468,682,301    --       --           --
  Hartford MidCap HLS
   Fund
    2001 Lowest contract
     charges.............       9,829,099   1.537677       15,113,980    0.79%    --           (4.39)%
        Highest contract
         charges.........          23,690   1.774521           42,039    1.66%    --           (6.33)%
        Remaining
         contract
         charges.........     514,017,518     --        1,094,800,873    --       --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      10,672,610   0.987167       10,535,648    0.79%     0.71%      (17.25)%
        Highest contract
         charges.........          18,825   1.456653           27,422    1.62%     1.61%      (17.20)%
        Remaining
         contract
         charges.........     256,874,500     --          331,777,781    --       --           --
  Hartford High Yield HLS
   Fund
    2001 Lowest contract
     charges.............       1,358,466   1.041495        1,414,835    0.78%     0.06%        1.87%
        Highest contract
         charges.........          10,401   1.068491           11,114    1.62%     0.04%       (4.54)%
        Remaining
         contract
         charges.........      87,258,366     --           93,059,062    --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............      11,798,604   0.989645       11,676,429    0.78%    --           (8.75)%
        Highest contract
         charges.........          86,414   1.096317           94,737    1.65%    --          (13.92)%
        Remaining
         contract
         charges.........     266,326,604     --          303,993,004    --       --           --
  Evergreen VA
   International Growth
   Fund
    2001 Lowest contract
     charges.............       1,055,625   1.067563        1,126,946    1.24%     0.93%      (18.90)%
        Highest contract
         charges.........          88,453   0.660048           58,383    1.62%     1.06%      (19.18)%
        Remaining
         contract
         charges.........         475,457     --              318,220    --       --           --
  Evergreen VA Capital
   Growth Fund
    2001 Lowest contract
     charges.............         966,237   1.129941        1,091,791    1.24%     0.57%      (14.03)%
        Highest contract
         charges.........         181,126   1.126850          204,101    1.61%     0.15%      (15.26)%
        Remaining
         contract
         charges.........         430,506     --              486,960    --       --           --
  Evergreen VA Growth
   Fund
    2001 Lowest contract
     charges.............         658,759   1.119662          737,587    1.24%    --           (7.84)%
        Highest contract
         charges.........          13,133   0.807130           10,600    1.62%    --          (10.10)%
        Remaining
         contract
         charges.........         161,658     --              134,865    --       --           --
  Merrill Lynch Large Cap
   Growth Focus Fund
    2001 Lowest contract
     charges.............       1,577,287   0.821590        1,295,883    1.23%     0.02%      (10.45)%
        Highest contract
         charges.........         238,986   0.817400          195,347    1.42%    --          (13.18)%
        Remaining
         contract
         charges.........         371,477     --              304,243    --       --           --
  Merrill Lynch Global
   Growth Focus Fund
    2001 Lowest contract
     charges.............       1,016,735   0.797023          810,362    1.24%     0.97%      (23.99)%
        Highest contract
         charges.........          24,178   0.792965           19,173    1.44%     1.93%      (22.44)%
        Remaining
         contract
         charges.........         379,423     --              301,433    --       --           --
  Hartford Global Health
   HLS Fund
    2001 Lowest contract
     charges.............          62,882   1.083740           68,148    0.24%    --            8.37%
        Highest contract
         charges.........          24,017   1.468325           35,264    1.66%    --            6.17%
        Remaining
         contract
         charges.........      99,173,295     --          146,624,209    --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............       1,550,587   0.477000          739,630    0.79%    --          (23.43)%
        Highest contract
         charges.........           5,656   0.469396            2,655    1.62%    --          (35.42)%
        Remaining
         contract
         charges.........     126,097,166     --           59,578,203    --       --           --
  Evergreen VA Foundation
   Fund
    2001 Lowest contract
     charges.............         132,410   0.862557          114,211    1.41%     4.77%       (9.88)%
        Highest contract
         charges.........           4,273   0.858633            3,669    1.63%     2.57%       (9.64)%
        Remaining
         contract
         charges.........        --           --             --          --       --           --
  Evergreen VA Omega Fund
    2001 Lowest contract
     charges.............         812,650   0.574965          467,245    1.43%    --          (16.02)%
        Highest contract
         charges.........         108,211   0.572332           61,933    1.62%    --          (18.17)%
        Remaining
         contract
         charges.........         380,155     --              218,104    --       --           --
  Evergreen VA Special
   Equity Fund
    2001 Lowest contract
     charges.............          37,254   0.705848           26,295    1.43%    --           (9.43)%
        Highest contract
         charges.........        --           --             --          --       --           --
        Remaining
         contract
         charges.........        --           --             --          --       --           --

_____________________________________ SA-44 ____________________________________

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  First American
   International
   Portfolio
    2001 Lowest contract
     charges.............       1,778,330   0.593483        1,055,409    1.23%    --          (26.03)%
        Highest contract
         charges.........          32,652   0.770052           25,144    1.60%    --          (22.99)%
        Remaining
         contract
         charges.........         700,566     --              495,978    --       --           --
  First American Large
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............       2,147,044   0.550037        1,180,953    1.23%    --          (31.54)%
        Highest contract
         charges.........          49,649   0.651886           32,366    1.64%    --          (34.81)%
        Remaining
         contract
         charges.........         377,332     --              236,410    --       --           --
  First American
   Technology Portfolio
    2001 Lowest contract
     charges.............       4,030,139   0.257951        1,039,578    1.23%    --          (52.25)%
        Highest contract
         charges.........           7,744   0.428922            3,322    1.62%    --          (57.11)%
        Remaining
         contract
         charges.........       1,283,756     --              450,162    --       --           --
  First American Small
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............             706   1.101593              778    0.18%    --           10.16%
        Highest contract
         charges.........           6,715   1.101128            7,393    0.23%    --           10.11%
        Remaining
         contract
         charges.........        --           --             --          --       --           --
  Hartford Focus HLS Fund
    2001 Lowest contract
     charges.............          66,582   1.036417           69,007    0.24%     0.89%        3.64%
        Highest contract
         charges.........           5,385   1.026392            5,527    1.04%     1.18%        2.64%
        Remaining
         contract
         charges.........      26,993,800     --           27,793,973    --       --           --
  Hartford Global
   Communications HLS
   Fund
    2001 Lowest contract
     charges.............          26,164   0.712739           18,648    0.50%     1.81%      (28.73)%
        Highest contract
         charges.........             724   0.707744              513    1.23%     3.63%      (29.23)%
        Remaining
         contract
         charges.........       2,515,807     --            1,784,771    --       --           --
  Hartford Global
   Financial Services HLS
   Fund
    2001 Lowest contract
     charges.............          42,639   0.954679           40,707    0.51%     0.98%       (4.53)%
        Highest contract
         charges.........             536   0.947993              509    1.19%     2.86%       (5.20)%
        Remaining
         contract
         charges.........       5,954,146     --            5,659,477    --       --           --
  Hartford International
   Capital Appreciation
   HLS Fund
    2001 Lowest contract
     charges.............          68,739   0.857006           58,909    0.51%     0.21%      (14.30)%
        Highest contract
         charges.........              26   0.851001               22    1.41%     0.02%      (14.90)%
        Remaining
         contract
         charges.........      11,048,106     --            9,425,856    --       --           --
  Hartford International
   Small Company HLS Fund
    2001 Lowest contract
     charges.............           4,951   0.934805            4,628    0.49%     0.46%       (6.52)%
        Highest contract
         charges.........              23   0.928261               21    0.00%     1.15%       (7.17)%
        Remaining
         contract
         charges.........       1,606,246     --            1,495,412    --       --           --
  Hartford MidCap Value
   HLS Fund
    2001 Lowest contract
     charges.............       1,808,237   0.994493        1,798,279    0.50%     0.36%       (0.55)%
        Highest contract
         charges.........          17,991   0.987521           17,767    1.15%     0.42%       (1.25)%
        Remaining
         contract
         charges.........      81,389,122     --           80,622,030    --       --           --
  Hartford Value HLS Fund
    2001 Lowest contract
     charges.............         530,130   1.003185          531,818    0.50%     0.82%        0.32%
        Highest contract
         charges.........          30,096   0.996158           29,981    1.15%     0.90%       (0.38)%
        Remaining
         contract
         charges.........      34,028,854     --           33,998,902    --       --           --
  Prudential 20/20 Focus
   Portfolio
    2001 Lowest contract
     charges.............          27,925   0.955402           26,680    1.24%    --           (8.13)%
        Highest contract
         charges.........          22,178   0.972196           21,561    1.46%     0.24%       (2.78)%
        Remaining
         contract
         charges.........           6,741     --                6,561    --       --           --
  Prudential Jennison
   Growth Portfolio
    2001 Lowest contract
     charges.............          43,564   0.627038           27,316    1.41%    --          (24.67)%
        Highest contract
         charges.........         104,715   0.894012           93,616    1.47%    --          (10.60)%
        Remaining
         contract
         charges.........          46,564     --               41,681    --       --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  Prudential Value
   Portfolio
    2001 Lowest contract
     charges.............          40,584   0.940687           38,177    0.93%     1.43%       (5.93)%
        Highest contract
         charges.........           6,208   0.939426            5,832    1.15%     0.88%       (6.06)%
        Remaining
         contract
         charges.........          17,040     --               16,023    --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-46 ____________________________________

--------------------------------------------------------------------------------

We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differ from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

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12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.